-------------------------------------------------------------------------------
-------------------------------------------------------------------------------




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 24


                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 27


                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON OCTOBER 14, 2002, PURSUANT TO PARAGRAPH (B) OF RULE 485.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VANGUARD (R) INTERNATIONAL STOCK INDEX FUNDS
INVESTOR SHARES & Admiral (TM) Shares


Ocotber 14, 2002



This Prospectus contains the
financial data for the Funds
through the fiscal
period ended April 30, 2002.


STOCK
PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           VANGUARD DEVELOPED MARKETS INDEX FUND
                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

[PICTURE OF SHIP]

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminl offense.


THE VANGUARD GROUP[R]LOGO

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

INVESTOR SHARES AND ADMIRAL SHARES PROSPECTUS October 14, 2002



1 AN INTRODUCTION TO INDEX FUNDS

2 FUND PROFILES

     2 Vanguard European Stock Index Fund
     6 Vanguard Pacific Stock Index Fund
    10 Vanguard Emerging Markets Stock Index Fund
    14 Vanguard Developed Markets Index Fund
    17 Vanguard Total International Stock Index Fund

20 MORE ON THE FUNDS

28 THE FUNDS AND VANGUARD

28 INVESTMENT ADVISER

29 DIVIDENDS, CAPITAL GAINS, AND TAXES

31 SHARE PRICE

31 FINANCIAL HIGHLIGHTS

39 INVESTING WITH VANGUARD

39 Buying Shares
41 Converting Shares
42 Redeeming Shares
44 Exchanging Shares
45 Other Rules You Should Know
47 Fund and Account Updates
48 Contacting Vanguard

 GLOSSARY (inside back cover)

================================================================================
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

-------------------------------------------------------------------------------
================================================================================
 SHARE CLASS OVERVIEW


This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for two of the Funds. Please note that Admiral Shares are NOT available to:

-    SIMPLE  IRAs  and  403(b)(7)  custodial  accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

A separate prospectus offers the Funds' Institutional Shares as well as the Institutional version of Vanguard Developed Markets Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock index funds (both U.S. and international), as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds. Four of these Funds seek to track particular segments of the international stock market; the fifth Fund seeks to track the entire international stock market.

--------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock Index     15 emerging stock markets in Europe,
 Fund                                      Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund     European, Australian, and Far East
                                           stock markets
Vanguard Total International Stock Index  European, Australian, Far East stock
 Fund                                      markets, as well as 15 emerging stock
                                           markets in Europe Asia, Africa, and
                                           Latin America
--------------------------------------------------------------------------------
     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES


The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization, as of April 30,
2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.

-    Regional  risk,  which  is  the  chance  that  an  entire   region--namely,
     Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.

- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.


PERFORMANCE/RISK INFORMATION The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

3

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
                        2001                   -20.30%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -4.00%.

              ----------------------------------------------------


During the periods shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -15.62% (quarter ended March 31, 2001).




The table shows how the average annual total returns of the Fund's Investor Shares compare with those of its target index. The table presents information for the Investor Shares only, because Admiral Shares were not available during the periods shown. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.




AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR    5 YEARS      10 YEARS
                                             ----------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
INVESTOR SHARES
 Return Before Taxes                            -20.30%      6.44%       9.93%
 Return After Taxes on Distributions            -20.94       5.69        9.17
 Return After Taxes on Distributions and        -12.32       5.03        8.15
  Sale of Fund Shares
--------------------------------------------------------------------------------
MSCI EUROPE INDEX (reflects no deduction        -19.90%      6.24%       9.89%
 for fees, expenses, or taxes)
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.




                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Exchange Fee:                                              None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.25%      0.17%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.07%      0.07%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.32%      0.24%
  *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.



     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $33      $103      $180      $406
Admiral Shares         25        77       135       306
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

5

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Europe
Admiral Shares--August 13, 2001    Admiral Shares--EuropeAdml

NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF                                 Investor Shares--79
APRIL 30, 2002                     Admiral Shares--579
$5.2 billion                       CUSIP NUMBER
                                   Investor Shares--922042205
                                   Admiral Shares--922042809
SUITABLE FOR IRAS
Yes                                TICKER SYMBOL
                                   Investor Shares--VEURX
MINIMUM INITIAL INVESTMENT         Admiral Shares--VEUSX
 Investor Shares--$3,000; $1,000
for IRAs and custodial accounts
for minors
 Admiral Shares--$250,000

--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Index.


PRIMARY INVESTMENT STRATEGIES The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of April 30, 2002, Japan made up 75.1% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


       ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
                           2001            -26.34%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 6.55%.

             ----------------------------------------------------

7


     During the periods shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).
     The table shows how the average annual total returns of the Fund's Investor Shares compare with those of its target index. The table presents information for the Investor Shares only, because Admiral Shares were not available during the periods shown. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR    5 YEARS      10 YEARS
                                             ----------------------------------
VANGUARD PACIFIC STOCK INDEX FUND INVESTOR
SHARES
 Return Before Taxes                            -26.34%     -8.14%      -2.50%
 Return After Taxes on Distributions            -26.42      -8.41       -2.82
 Return After Taxes on Distributions and
  Sale of Fund Shares                           -15.99      -6.34       -2.01
--------------------------------------------------------------------------------
MSCI PACIFIC INDEX (reflects no deduction      -25.40%      -7.96%      -2.46%
 for fees, expenses, or taxes)
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                          INVESTOR     ADMIRAL
                                                            SHARES      SHARES
                                                            ------      ------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Sales Charge (Load) Imposed on Purchases:                  None       None
   Purchase Fee:                                              None       None
   Sales Charge (Load) Imposed on Reinvested Dividends:       None       None
   Redemption Fee:                                            None       None
   Exchange Fee:                                              None       None
   Account Maintenance Fee (for accounts under $10,000):  $10/year*      None

   ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
   Management Expenses:                                      0.30%      0.23%
   12b-1 Distribution Fee:                                    None       None
   Other Expenses:                                           0.08%      0.08%
    TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.38%      0.31%

     *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $39      $122      $213      $480
Admiral Shares         32       100       174       393
---------------------------------------------------------

 THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

9


--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--Will be converted to
Pa., since inception               Investor Shares if you are no longer
                                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--June 18, 1990     Investor Shares--Pacific
Admiral Shares--August 13, 2001    Admiral Shares--PacifAdml

NET ASSETS (ALL SHARE CLASSES) AS  VANGUARD FUND NUMBER
OF                                 Investor Shares--72
APRIL 30, 2002                     Admiral Shares--572
$1.7 billion
                                   CUSIP NUMBER
                                   Investor Shares--922042106
                                   Admiral Shares--922042700
SUITABLE FOR IRAS
Yes                                TICKER SYMBOL
                                   Investor Shares--VPACX
MINIMUM INITIAL INVESTMENT         Admiral Shares--VPADX
 Investor Shares--$3,000; $1,000
for IRAs and custodial accounts
for minors
 Admiral Shares--$250,000

--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Select Emerging Markets Free Index.*

*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 480 common stocks of companies located in emerging markets around the world. As of April 30, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and Brazil (which made up 20%,19%, 17%, 12%, and 11%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and Brazil involves a higher degree of country risk than that of more geographically diversified international funds.


- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

11


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -27.56%
                           2001             -2.88%
              ----------------------------------------------------

          If applicable shareholder fees were reflected, returns would be less than those shown. The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 1.19%.

           --------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -22.03% (quarter ended September 30, 2001). The table shows how the average annual total returns of the Fund (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index.To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.


     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                               1 YEAR    5 YEARS      SINCE
                                                                      INCEPTION*
                                           ------------------------------------
VANGUARD EMERGING MARKETS INDEX FUND
  INVESTOR SHARES
 Return Before Taxes                            -3.83%    -5.17%       -0.25
 Return After Taxes on Distributions            -4.65     -6.01        -1.00
 Return After Taxes on Distributions and        -2.22     -4.37        -0.49
  Sale of Fund Shares
-------------------------------------------------------------------------------
MSCI EMERGING MARKETS FREE INDEX (reflects      -2.37%    -5.74%       -2.38%
 no deduction for fees, expenses, or taxes)
SELECT EMERGING MARKETS FREE INDEX
(Former calculations)** (reflects no            -2.77%     -5.11%     -1.08%
 deduction for fees, expenses, or taxes)
SELECT EMERGING MARKETS FREE INDEX
(curent calculations)+ (reflects no             -2.80%    -5.11%       -0.58%
 deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
 *May 4, 1994
**Consisted  of stocks  that can be bought free of  restrictions  in 15 emerging markets in Europe, Asia, Africa, and Latin America.  This index was administered by MSCI exclusively for Vanguard.
+Consists  of stocks  that can be bought  free of  restrictions  in 15  emerging markets in Europe,  Asia,  Africa,  and Latin America (95%) and a cash component
(5%) based on the Lipper Money Market aveerage. The stock component of the Index is  administered  by MSCI  exclusively  for  Vanguard.  The Lipper  Money Market
Average is an appropriate benchmark for the Fund's cash position.
--------------------------------------------------------------------------------




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                    0.5%**
      Account Maintenance Fee (for accounts under $10,000):          $10/year+

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.31%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.27%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.58%

     *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
     **The redemption fee applies to shares redeemed by selling, by exchanging, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund.
     +If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

13




     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.


  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $161        $292       $434         $849
-------------------------------------------------


 You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):


  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $109        $235       $372         $772
-------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        MINIMUM INITIAL INVESTMENT
Distributed annually in December   $3,000; $1,000 for IRAs and custodial
                                    accounts
INVESTMENT ADVISER                 for minors
The Vanguard Group, Valley Forge,
Pa., since inception               NEWSPAPER ABBREVIATION
                                   EmerMkt

INCEPTION DATE                     VANGUARD FUND NUMBER
May 4, 1994                        533

NET ASSETS (ALL SHARE CLASSES) AS  CUSIP NUMBER
OF                                 922042304
APRIL 30, 2002
$1.1 billion                       TICKER SYMBOL
                                   VEIEX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.


PRIMARY  INVESTMENT  STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,020 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year.
              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------
              SCALE -40% TO 80%
                           2001            -22.04%
              ----------------------------------------------------


     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -1.29%.



     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.16% (quarter ended December 31, 2001), and the lowest return for a quarter was -13.95% (quarter ended September 30, 2001).

15

     The table shows how the average annual total returns of the Fund compare with those of its target index. To calculate the figures that present the impact of - taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
                                             ----------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND

 Return Before Taxes                              -22.04%             -18.16%
 Return After Taxes on Distributions              -22.56              -18.81

 Return After Taxes on Distributions and          -13.43              -14.61
  Sale of Fund Shares
MSCI EAFE INDEX (reflects no deduction for        -21.44%             -18.01%
 fees, expenses, or taxes)
-------------------------------------------------------------------------------
*May 8, 2002
-------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):          $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                            None**

     * If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     ** Although the Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was .34% as of April 30, 2002.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $35        $109       $191         $431
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts
INVESTMENT ADVISER                      for minors
The Fund does not employ an investment
adviser, but benefits from the          NEWSPAPER ABBREVIATION
investment advisory services provided   DevMkt
to the underlying Vanguard funds in
which it invests.                       VANGUARD FUND NUMBER
                                        227
INCEPTION DATE
May 8, 2000                             CUSIP NUMBER
                                        921909701
NET ASSETS AS OF APRIL 30, 2002
                                        TICKER SYMBOL
$250 million                            VDMIX

SUITABLE FOR IRAS
Yes

17

FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund weighted by the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1997             -0.77%
                           1998             15.60%
                           1999             29.92%
                           2000            -15.61%
                           2001            -20.15%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -1.08%.

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.90% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the Fund compare with those of a relevant market index and the Fund's target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


AVERAGE ANNUAL TOTAL                          PERIODS ENDED DECEMBER 31, 2001
RETURNS
                                                                        SINCE
                                                1 YEAR    5 YEARS  INCEPTION*
                            ---------------------------------------------------
VANGUARD TOTAL
INTERNATIONAL STOCK INDEX FUND
 Return Before Taxes                            -20.15%      0.08%       0.17%
 Return After Taxes on Distributions            -20.70      -0.63       -0.57
 Return After Taxes on Distributions and Sale   -12.28      -0.24       -0.19
  of Fund Shares
--------------------------------------------------------------------------------
MSCI EAFE + EMERGING
 MARKETS FREE INDEX (reflects no
 deduction for fees, expenses, or taxes)           .47%      0.71%       0.54%
TOTAL INTERNATIONAL
 COMPOSITE INDEX**(reflects no
 deduction for fees, expenses, or taxes)        -19.33       0.05        0.14

-------------------------------------------------------------------------------
*April 29, 1996
**Consists of stocks in the European, Australian, and Far East stock markets and stocks that can be bought fee of restrictions in 15 emerging  markets in Europe,
Asia, Africa, and Latin America.  This Index is administered by MSCI exclusively for Vanguard.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

19


      SHAREHOLDER FEES (fees paid directly from your
      investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None
      Account Maintenance Fee (for accounts under $10,000):          $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                            None**

     *If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     **Although the Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.36% as of April 30, 2002.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.




  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $37        $116       $202         $456
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts
INVESTMENT ADVISER                      for minors
The Fund does not employ an investment
adviser, but benefits from the          NEWSPAPER ABBREVIATION
investment advisory services provided   TotIntl
to the underlying Vanguard funds in
which it invests.                       VANGUARD FUND NUMBER
                                        113
INCEPTION DATE
April 29, 1996                          CUSIP NUMBER
                                        921909602
NET ASSETS AS OF APRIL 30, 2002
 $3.2 billion                           TICKER SYMBOL
                                        VGTSX

SUITABLE FOR IRAS
Yes

--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The Euro pean, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

21

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,900 separate stocks as of April 30, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.


     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Developed Markets Index Fund and the Total International Stock Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The Developed Markets Index Fund and the Total International Stock Index Fund are considered nondiversified because each invests in very few underlying funds. However, the underlying funds in which each invests are diversified and invest their assets in many securities.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------




MARKET EXPOSURE

To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests about 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet shareholder redemptions. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------
[FlAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.



     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



     INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  69.4%   36.1%    22.0%      15.5%
Worst                -23.4     0.4       4.4      11.0
Average               12.3    12.2      13.1      13.5
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the MSCI EAFE Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

23



--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET     PACIFIC         EMERGING            U.S.
                                       MARKET         MARKETS**          MARKET
--------------------------------------------------------------------------------
1992                   -3.66%         -18.56%           11.40%            7.62%
1993                   29.88           36.21            74.84            10.08
1994                    2.72           12.76            -7.32             1.32
1995                   21.95            2.95            -0.01            37.58
1996                   21.09           -8.30            15.22            22.96
1997                   23.80          -25.87           -16.36            33.36
1998                   28.53            2.72           -18.39            28.58
1999                   15.89           56.65            60.88            21.04
2000                   -8.39          -25.78           -27.94            -9.10
2001                  -19.90          -25.40            -2.80           -11.89

*    European  market  returns are  measured by the MSCI Europe  Index;  Pacific market  returns are measured by the MSCI Pacific  Index;  emerging  markets returns are measured by the Select  Emerging  Markets Free Index;  and U.S.
     market returns are measured by the Standard & Poor's 500 Index.
**   The  inception  date of the Select  Emerging  Markets Free Index was May 4,
     1994;  returns  shown for 1992 to 1994 are  measured  by the MSCI  Emerging
     Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 38%, 13%, 11%, and 10%, respectively, of the MSCI Europe Index, as of April 30, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 75% and Australian stocks constituted about 15% of the MSCI Pacific Index as of April 30, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all, or substantially all, of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all, or substantially all, of its assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risks will proportionately mirror those of the underlying funds. As of April 30, 2002, the Fund's assets were invested as follows: 66% in the European Stock Index Fund; 25% in the Pacific Stock Index Fund; and 9% in the Emerging Markets Stock Index Fund.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Under normal conditions, the Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.
     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 550 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization as of April 30, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.
     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 470 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 75.1% of the Index's market capitalization as of April 30, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 480 common stocks of companies located in 15 emerging markets of Europe, Asia, Africa, and

25


Latin America. Five countries--South Korea, Taiwan, South Africa, Mexico, and Brazil-- collectively represent a majority of the Index, with 20%,19%, 17%, 12%, and 11%, respectively, of the Index's market capitalization as of April 30, 2002. The other ten countries are Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of April 30, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually substantially all (about 95%), of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE, REDEMPTION, AND ACCOUNT MAINTENANCE FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.
     Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the board of trustees. In any such instance, the substitute index would measure the same general markets as the current index.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

The Funds may also  invest in stock  futures and  options  contracts,  warrants, convertible  securities,  and  swap  agreements,  all  of  which  are  types  of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted

27

special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Certain Vanguard funds charge purchase and/or redemption fees on transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of April 30, 2002, the average turnover rate for passively managed foreign index funds was approximately 23%; for all foreign stock funds, the average turnover rate was approximately 87%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. The Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of April 30, 2002, Vanguard served as adviser for about $414 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


     For the fiscal year ended October 31, 2001, and the six-month period ended April 30, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

29
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds (for the Developed Markets Index and Total International Stock Index Funds only). Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.


- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Developed Markets and Total International Stock Index Funds invest in foreign stocks indirectly through other funds, their investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"


Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

--------------------------------------------------------------------------------

31

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended October 31, 2001, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the six-month period ended April 30, 2002, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Investor Shares as an example. The Investor Shares began the fiscal period ended April 30, 2002, with a net asset value (price) of $19.50 per share. During the period, each Investor Share earned $0.16 from investment income (interest and dividends) and $0.89 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.44 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $20.11, reflecting earnings of $1.05 per share and distributions of $0.44 per share. This was an increase of $0.61 per share (from $19.50 at the beginning of the period to $20.11 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 5.44% for the period.

As of April 30, 2002, the Investor Shares had $4.5 billion in net assets. For the period, the annualized expense ratio was 0.32% ($3.20 per $1,000 of net assets), and the annualized net investment income amounted to 1.68% of average net assets. The Fund sold and replaced securities valued at an annualized rate of 14% of its net assets.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months   Jan. 1 to            Year Ended December 31,
For a Share Outstanding                              Ended    Oct. 31,   -------------------------------------------
Throughout Each Period                       Apr. 30, 2002*       2001**    2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $19.50     $25.99     $28.82    $25.28   $20.13   $16.57  $14.02
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .16        .37       .335       .50      .41      .38     .34
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     .89     (6.85)    (2.692)      3.69     5.40     3.63    2.63
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.05     (6.48)    (2.357)      4.19     5.81     4.01    2.97
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.44)      (.01)     (.423)     (.50)    (.52)    (.37)   (.36)
  Distributions from Realized Capital Gains             --         --     (.050)     (.15)    (.14)    (.08)   (.06)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.44)      (.01)     (.473)     (.65)    (.66)    (.45)   (.42)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $20.11     $19.50     $25.99    $28.82   $25.28   $20.13  $16.57
====================================================================================================================
Total Return+                                       5.44%    -24.94%     -8.18%    16.62%   28.86%   24.23%  21.26%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $4,504     $4,165     $5,611    $6,106   $4,479   $2,432  $1,595
  Ratio of Total Expenses to
    Average Net Assets                             0.32%++    0.30%++      0.29%     0.29%    0.29%    0.31%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          1.68%++    2.08%++      1.64%     1.99%    1.97%    2.19%   2.45%
  Portfolio Turnover Rate                            14%++         3%         8%        7%       7%       3%      4%
====================================================================================================================

*Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 1.0% from 1996 through November 2, 1997) or the $10 annual account maintenance fee applied on balances under $10,000. ++Annualized.

33



------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND ADMIRAL SHARES


                                                     Six Months Ended          Aug. 13** to
                                                             Apr. 30,              Oct 31,
For a Share Outstanding Throughout Each Period                   2002*                2001+
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $45.77               $50.00
------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                           .38                  .12
  Net Realized and Unrealized Gain (Loss) on Investments         2.10               (4.35)
------------------------------------------------------------------------------------------
    Total from Investment Operations                             2.48               (4.23)
------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                         (1.04)                   --
  Distributions from Realized Capital Gains                        --                   --
------------------------------------------------------------------------------------------
    Total Distributions                                        (1.04)                   --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $47.21               $45.77
==========================================================================================
Total Return                                                    5.47%               -8.46%
==========================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                           $396                 $261
  Ratio of Total Expenses to Average Net Assets               0.24%++              0.25%++
  Ratio of Net Investment Income to Average Net Assets        1.73%++              0.70%++
  Portfolio Turnover Rate                                       14%++                 3%
==========================================================================================

 *Unaudited.
**Inception.
 +The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
 ++Annualized.


PACIFIC STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002*   2001**        2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $6.79      $8.95     $12.22    $ 7.84    $7.72   $10.51  $11.50
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .032        .07       .077       .08     .085      .09     .10
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .240     (2.23)    (3.222)      4.39     .100   (2.79)  (1.00)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .272     (2.16)    (3.145)      4.47     .185   (2.70)   (.90)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.03      $6.79     $ 8.95    $12.22    $7.84   $ 7.72  $10.51
====================================================================================================================
Total Return+                                        4.06%    -24.13%    -25.74%    57.05%    2.41%  -25.67%  -7.82%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $1,485     $1,389     $1,823    $2,526   $1,033     $827    $978
  Ratio of Total Expenses to
    Average Net Assets                             0.38%++    0.37%++      0.38%     0.37%    0.40%    0.35%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          0.98%++    1.06%++      0.68%     0.95%    1.17%    1.03%   0.89%
  Portfolio Turnover Rate                            23%++         2%         6%        6%       4%       8%      9%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Total return figures do not reflect the purchase fee (0.5% from January 1, 1997, through March 31, 2000; 1.0% in 1996) or the $10 annual account maintenance fee applied on balances under $10,000.
++Annualized.

35


PACIFIC STOCK INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                          Six Months Ended             Aug. 13** to
                                                                  Apr. 30,                Oct. 31,
For a Share Outstanding Throughout Each Period                        2002*                   2001+
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $44.40                  $50.00
--------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .224                     .20
  Net Realized and Unrealized Gain (Loss) on Investments             1.561                  (5.80)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 1.785                  (5.60)
--------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.215)                      --
  Distributions from Realized Capital Gains                             --                      --
--------------------------------------------------------------------------------------------------
    Total Distributions                                             (.215)                      --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $45.97                  $44.40
==================================================================================================
Total Return                                                         4.07%                 -11.20%
==================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $117                     $80
  Ratio of Total Expenses to Average Net Assets                    0.31%++                 0.32%++
  Ratio of Net Investment Income to Average Net Assets             1.09%++                 2.05%++
  Portfolio Turnover Rate                                            23%++                      2%
==================================================================================================

 *Unaudited.
**Inception.
 +The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
 ++Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002*      2001**     2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $7.28      $8.84     $12.50    $ 7.91    $9.98   $12.28  $10.75
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .08        .19       .141       .24      .27      .24     .18
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    2.11     (1.74)    (3.583)      4.62   (2.08)   (2.31)    1.52
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  2.19     (1.55)    (3.442)      4.86   (1.81)   (2.07)    1.70
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.27      $7.28     $ 8.84    $12.50    $7.91   $ 9.98  $12.28
====================================================================================================================
Total Return+                                       30.46%    -17.55%    -27.56%    61.57%  -18.12%  -16.82%  15.83%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                $985       $770       $913    $1,138     $577     $660    $637
  Ratio of Total Expenses to
    Average Net Assets                             0.58%++    0.60%++      0.59%     0.58%    0.61%    0.57%   0.60%
  Ratio of Net Investment Income
    to Average Net Assets                          1.84%++    2.69%++      1.51%     2.55%    2.99%    1.96%   1.69%
  Portfolio Turnover Rate                            77%++        23%        40%       22%      22%      19%      1%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Total return figures do not reflect the purchase fee (0.5% beginning April 1, 2000; 1.0% from November 3, 1997, through March 31, 2000; 1.5% from January 1, 1997, through November 2, 1997), the redemption fee (0.5% beginning April 1, 2000; 1.0% through March 31, 2000), or the $10 annual account maintenance fee applied on balances under $10,000.
 ++Annualized.

37


DEVELOPED MARKETS INDEX FUND
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to         May 8+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.83                   $9.07            $10.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                .12                      --               .15
  Capital Gain Distributions Received                                   --                      --                --
  Net Realized and Unrealized Gain (Loss) on Investments               .22                  (2.24)             (.93)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   .34                  (2.24)             (.78)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                               (.12)                      --             (.15)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.12)                      --             (.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.05                   $6.83            $ 9.07
====================================================================================================================
Total Return++                                                        5.01%                 -24.70%            -7.78%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $250                    $145               $99
  Ratio of Total Expenses to Average Net Assets--Note C                 0%                      0%                0%
  Ratio of Net Investment Income to Average Net Assets               1.55%                   0.04%Y            1.66%Y
  Portfolio Turnover Rate                                              2%Y                    9%                8%
====================================================================================================================

*Unaudited.
**Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Inception.
++Total return fugures do not reflect teh $10 annual account maintenance fee applied on balances under $10.00.
YAnnualized.

TOTAL INTERNATIONAL STOCK INDEX FUND
====================================================================================================================
                                                Six Months  Jan. 1 to         Year Ended December 31,    Apr. 29+ to
For a Share Outstanding                              Ended   Oct. 31,     --------------------------------- Dec. 31,
Throughout Each Period                      Apr. 30, 2002*     2001**       2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $8.99     $11.83     $14.31    $11.19   $ 9.87   $10.14  $10.26
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .165         --        .20       .21      .21      .18    .150
  Capital Gain Distributions Received                   --         --        .01       .04      .02      .02    .015
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .490     (2.84)     (2.44)      3.09     1.31    (.28)  (.110)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .655     (2.84)     (2.23)      3.34     1.54    (.08)    .055
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.165)         --      (.20)     (.21)    (.21)    (.17)  (.160)
  Distributions from Realized Capital Gains             --         --      (.05)     (.01)    (.01)   ( .02)  (.015)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.165)         --      (.25)     (.22)    (.22)    (.19)  (.175)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.48     $ 8.99     $11.83    $14.31   $11.19   $ 9.87  $10.14
====================================================================================================================
Total Return++                                        7.34%    -24.01%    -15.61%    29.92%   15.60%   -0.77%   0.55%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $3,181     $2,732     $2,920    $2,570   $1,375     $903    $280
  Ratio of Total Expenses to
    Average Net Assets--Note C                          0%         0%         0%        0%       0%       0%      0%
  Ratio of Net Investment Income
    to Average Net Assets                            1.72%     0.05%y      1.68%     2.04%    2.18%    2.19%  1.51%y
  Portfolio Turnover Rate                              7%y         2%         3%        1%       2%       0%      0%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+April 29, 1996 (inception) through December 31, 1996.
++Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 0.75% from January 1, 1997, through November 2, 1997; 1.0% in 1996) or the $10 annual account maintenance fee applied on balances under $10,000.
YAnnualized.

39




INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES

                                EXCHANGING SHARES

                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD




BUYING SHARES
ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
     European Stock Index Fund--None
     Pacific Stock Index Fund--None
     Emerging Markets Stock Index Fund--0.5%
     Developed Markets Index Fund--None
     Total International Stock Index Fund--None

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

41

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT. PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com/ /may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance is at least $10 million. The Funds' Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.


MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

REDEMPTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% redemption fee on all shares redeemed by selling, by exchanging to another fund, or by application of the low- balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.
TYPES OF REDEMPTIONS

^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know . ^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.

43


Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m.(2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND,
INTERNATIONAL EXPLORER/(TM)/ FUND, and GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
n No more than two substantive "round trips" through a non-money-market fund during any 12-month period.
n A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means).
n    Round trips must be at least 30 days apart.

45


- "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange privilege limitations of two funds, the stricter policy will apply to the transaction.



OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


VANGUARD.COM/(R)/

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Bal anced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED.

47

PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS

For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single-category method, which is one of the methods established by the IRS.


CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard International Stock Index Funds will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the
Funds:
n    Performance assessments with comparisons to industry benchmarks.

n    Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.



CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-    Your  best  source  of  Vanguard  news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information

- For redemptions by check, exchange (subject to certain limitations), or wire

-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-    For Admiral account information
-    For most Admiral transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

49

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS

Please use the specific fund number when contacting us about:

     Vanguard European Stock Index Fund--79 (Investor Shares) or 579 (Admiral Shares)
     Vanguard Pacific Stock Index Fund--72 (Investor Shares) or 572 (Admiral Shares)

     Vanguard Emerging Markets Stock Index Fund--533 (Investor Shares only) Vanguard Developed Markets Index Fund--227 (Investor Shares only) Vanguard Total International Stock Index Fund--113 (Investor Shares only)







The Vanguard Group, Vanguard, Vanguard.com, PlainTalk, Vanguard Fund Express, Tele-Account, STAR, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Standard and Poor's 500, and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. All other marks are the exclusive property of their respective owners.

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



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



                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                          [SHIP]
                                                       [THE VANGUARD GROUP LOGO]
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Developed Markets and Total International Stock Index Funds, which are legally a part of Vanguard/(R)/ STAR/(TM)/ Funds.

The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: 811-5972 (811-3919 for Developed Markets and Total International Stock Index Funds)


                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.



                                                                     P072 102002

VANGUARD (R) INTERNATIONAL STOCK INDEX FUNDS


INVESTOR SHARES FOR PARTICIPANTS - Ocotber 14, 2002



This Prospectus contains the
financial data for the Funds
through the fiscal
period ended April 30, 2002.


STOCK
PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                                           VANGUARD DEVELOPED MARKETS INDEX FUND
                                   VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

[PICTURE OF SHIP]

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminl offense.


THE VANGUARD GROUP[R]LOGO

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

INVESTOR SHARES PARTICIPANT
PROSPECTUS October 14, 2002

================================================================================
1    AN INTRODUCTION TO INDEX FUNDS
2    FUND PROFILES

          2 Vanguard  European  Stock Index Fund
          5 Vanguard Pacific Stock Index Fund
          8 Vanguard Emerging Markets Stock Index Fund
          11 Vanguard Developed Markets Index Fund
          14 Vanguard Total International Stock Index Fund

17   MORE ON THE FUNDS
25   THE FUNDS AND VANGUARD
25   INVESTMENT ADVISER
26   DIVIDENDS, CAPITAL GAINS, AND TAXES
27   SHARE PRICE
27   FINANCIAL HIGHLIGHTS
33   INVESTING WITH VANGUARD
34   ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
================================================================================


================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

--------------------------------------------------------------------------------

================================================================================
SHARE CLASS OVERVIEW
This  prospectus   offers  the  Funds'  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock index funds (both U.S. and international), as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds. Four of these Funds seek to track particular segments of the international stock market; the fifth Fund seeks to track the entire international stock market.


--------------------------------------------------------------------------------
FUND                                      SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund        European stock markets
Vanguard Pacific Stock Index Fund         Australian and Far East stock markets
Vanguard Emerging Markets Stock           15 emerging stock markets in Europe,
 Index Fund                                Asia, Africa, and Latin America
Vanguard Developed Markets Index Fund     European, Australian, and Far East
                                           stock markets
Vanguard Total International Stock Index  European, Australian, Far East stock
 Fund                                      markets, as well as 15 emerging
                                           stock markets in Europe, Asia,
                                           Africa, and Latin America
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization, as of April 30,
2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's
     - securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
                        2001                   -20.30%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -4.00%.

              ----------------------------------------------------



     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -15.62% (quarter ended March 31, 2001).




       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                              1 YEAR   5 YEARS     10 YEARS
      -------------------------------------------------------------------------
      Vanguard European Stock Index Fund
       Investor Shares                          -20.30%      6.44%       9.93%
      MSCI Europe Index                         -19.90       6.24        9.89
      -------------------------------------------------------------------------




FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.25%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.32%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
 $33           $103          $180           $406
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Europe

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   79
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042205
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEURX
APRIL 30, 2002
$5.2 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of April 30, 2002, Japan made up 75.1 of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON
THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural disasters.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
                           2001            -26.34%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 6.55%.

     During the periods shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR    5 YEARS      10 YEARS
                                             -----------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
 INVESTOR SHARES                                -26.34%     -8.14%      -2.50%

MSCI PACIFIC INDEX (reflects no deduction       -25.40%      -7.96%      -2.46%
 for fees, expenses, or taxes)
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.30%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.08%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.38%


     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
  $39          $122         $213           $480
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

7

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Pacific

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   72
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042106
June 18, 1990
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VPACX
APRIL 30, 2002
$1.7 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index.*
*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 480 common stocks of companies located in emerging markets around the world. As of April 30, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and Brazil (which made up 20%,19%, 17%, 12%, and 11%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and Brazil involves a higher degree of country risk than that of more geographically diversified international funds.

- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1995              0.56%
                           1996             15.83%
                           1997            -16.82%
                           1998            -18.12%
                           1999             61.57%
                           2000            -27.56%
                           2001             -2.88%
              ----------------------------------------------------
          If applicable shareholder fees were reflected, returns would be less than those shown. The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 1.19%.
           --------------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 28.32% (quarter ended December 31, 1999), and the lowest return for a quarter was -22.03% (quarter ended September 30, 2001).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                               1 YEAR    5 YEARS      SINCE
                                                                      INCEPTION*
                                           ------------------------------------
VANGUARD EMERGING MARKETS INDEX FUND
  INVESTOR SHARES                                -3.83%     -5.17%      -0.25

MSCI EMERGING MARKETS FREE INDEX                 -2.37      -5.74       -2.38
SELECT EMERGING MARKETS FREE INDEX
(Former calculations)**                          -2.77      -5.11       -1.08
SELECT EMERGING MARKETS FREE INDEX
(curent calculations)+                           -2.80      -5.11       -0.58
--------------------------------------------------------------------------------
 *May 4, 1994
**Consisted  of stocks  that can be bought free of  restrictions  in 15 emerging markets in Europe, Asia, Africa, and Latin America.  This index was administered by MSCI exclusively for Vanguard.
+Consists  of stocks  that can be bought  free of  restrictions  in 15  emerging markets in Europe,  Asia,  Africa,  and Latin America (95%) and a cash component
(5%) based on the Lipper Money Market aveerage. The stock component of the Index is  administered  by MSCI  exclusively  for  Vanguard.  The Lipper  Money Market
Average is an appropriate benchmark for the Fund's cash position.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Purchase Fee:                                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                    0.5%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.31%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.27%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.58%

     *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains. **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.

-----------------------------------------------------
  1 YEAR     3 YEARS        5 YEARS        10 YEARS
----------------------------------------------------
 $161           $292           $434           $849
----------------------------------------------------

     You would pay the following expenses if you do not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

-----------------------------------------------------
  1 YEAR     3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------
  $109        $235        $372           $772
----------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         EmerMkt

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   533
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042304
May 4, 1994
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEIEX
APRIL 30, 2002
$1.1 billion
--------------------------------------------------------------------------------

11

FUND PROFILE--
VANGUARD(R) DEVELOPED MARKETS INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index. The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,020 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------
              SCALE -40% TO 80%
                           2001            -22.04%
              ----------------------------------------------------

     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -1.29%.




                                                                              12


     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.16% (quarter ended December 31, 2001), and the lowest return for a quarter was -13.95% (quarter ended September 30, 2001).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
                                             ----------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND            -22.04%             -18.16%

MSCI EAFE INDEX                                  -21.44%             -18.01%
-------------------------------------------------------------------------------
May 8, 200
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None*

     *Although the Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.34% as of April 30, 2002.

13


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $35          $109        $191         $431
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 DevMkt

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  227
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909701

INCEPTION DATE                                   TICKER SYMBOL
May 8, 2000                                      VDMIX

NET ASSETS AS OF APRIL 30, 2002
$250 million
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Stock Index Funds.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three Vanguard funds--the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index, the MSCI Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund weighted by the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index. MSCI administers this Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters will--weaken a country's securities markets.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

15

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              SCALE -40% TO 80%
                           1997             -0.77%
                           1998             15.60%
                           1999             29.92%
                           2000            -15.61%
                           2001            -20.15%
              ----------------------------------------------------
     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -1.08%.

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.49% (quarter ended December 31, 1998), and the lowest return for a quarter was -14.90% (quarter ended September 30, 2001).


         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                                                        SINCE
                                                1 YEAR    5 YEARS  INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total International              -20.15%      0.08%       0.17%
        Stock Index Fund

      MSCI EAFE + Emerging Markets Free Index   -19.47       0.71        0.54
      Total International Composite Index**     -19.33       0.05        0.14
      -------------------------------------------------------------------------
       *April 29, 1996.
      **Consists of stocks in the European, Australian, and Far East stock markets and stocks that can be bought fee of restrictions in 15 emerging markets in Europe, Asia, Africa, and Latin America. This Index is
       administered by MSCI exclusively for Vanguard.
      -------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None*

     *Although the Total International Stock Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.36% as of April 30, 2002.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $37          $116        $202         $456
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 TotIntl

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Fund does not employ an investment adviser,  113
but benefits from the investment advisory
services provided to the underlying Vanguard     CUSIP NUMBER
funds in which it invests.                       921909602

INCEPTION DATE                                   TICKER SYMBOL
April 29, 1996                                   VGTSX

NET ASSETS AS OF APRIL 30,2002
$3.2 billion
--------------------------------------------------------------------------------

17

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG]symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,900 separate stocks as of April 30, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.



     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Developed Markets Index Fund and the Total International Stock Index Fund both use this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund and the Pacific Stock Index Fund. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Developed Markets Index Fund allocates its assets between the European Stock Index Fund and the Pacific Stock Index Fund based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The Developed Markets Index Fund and the Total International Stock Index Fund are considered nondiversified because each invests in very few underlying funds. However, the underlying funds in which each invests are diversified and invest their assets in many securities.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests about 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet shareholder redemptions. The Developed Markets and Total International Stock Index Funds normally hold 100% of their assets in shares of their underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

19

[FlAG]
EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
     IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


------------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  69.4%   36.1%    22.0%      15.5%
Worst                -23.4     0.4       4.4      11.0
Average               12.3    12.2      13.1      13.5
----------------------------------------------------------

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.


     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the MSCI EAFE Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET     PACIFIC         EMERGING            U.S.
                                       MARKET         MARKETS**          MARKET
--------------------------------------------------------------------------------
1992                  -3.66%         -18.56%           11.40%              7.62%
1993                  29.88           36.21            74.84              10.08
1994                   2.72           12.76            -7.32               1.32
1995                  21.95            2.95            -0.01              37.58
1996                  21.09           -8.30            15.22              22.96
1997                  23.80          -25.87           -16.36              33.36
1998                  28.53            2.72           -18.39              28.58
1999                  15.89           56.65            60.88              21.04
2000                  -8.39          -25.78           -27.94              -9.10
2001                 -19.90          -25.40            -2.80             -11.89
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.

[FlAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 38%, 13%, 11%, and 10%, respectively, of the MSCI Europe Index, as of April 30, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.

21


     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 75% and Australian stocks constituted about 15% of the MSCI Pacific Index as of April 30, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Developed Markets Index Fund invests all, or substantially all, of its assets in shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.
     TOTAL INTERNATIONAL STOCK INDEX FUND. As a fund of funds, the Total International Stock Index Fund invests all, or substantially all, of its net assets in shares of the European, Pacific, and Emerging Markets Stock Index Funds; indirectly, its country and emerging markets risks will proportionately mirror those of the underlying funds. As of April 30, 2002, the Fund's assets were invested as follows: 66% in the European Stock Index Fund; 25% in the Pacific Stock Index Fund; and 9% in the Emerging Markets Stock Index Fund.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Total International Stock Index Fund simply invests in shares of the European, Pacific, and Emerging Markets Stock Index Funds. Likewise, the Developed Markets Index Fund simply invests in shares of the European and Pacific Stock Index Funds. Under normal conditions, the Developed Markets Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.
     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 550 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization as of April 30, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.
     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 470 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 75.1% of the Index's market capitalization as of April 30, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.

     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 480 common stocks of companies located in 15 emerging markets of Europe, Asia, Africa, and Latin America. Five countries--South Korea, Taiwan, South Africa, Mexico, and, Brazil-- collectively represent a majority of the Index, with 20%,19%, 17%, 12%, and 11%, respectively, of the Index's market capitalization as of April 30, 2002. The other ten countries are Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of April 30, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually substantially all (about 95%), of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE AND REDEMPTION FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the board of trustees. In any such instance, the substitute index would measure the same general markets as the current index.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

23

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
- Each Vanguard fund reserves the right to stop offering shares at any time. n Certain Vanguard funds charge purchase and/or redemption fees on transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of April 30, 2002, the average turnover rate for passively managed foreign index funds was approximately 23%; for all foreign stock funds, the average turnover rate was approximately 87%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

25

THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the Funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Developed Markets and Total International Stock Index Funds indirectly bear a proportionate share of the expenses of the underlying funds in which they invest. However, their direct expenses are expected to be very low or zero. For example, the Total International Stock Index Fund has incurred no direct expenses since its inception in 1996. The Developed Markets and Total International Stock Index Funds may operate without incurring direct expenses because Vanguard will reimburse them for (i) their contributions to the cost of operating the underlying funds in which they invest, and (ii) savings in administrative and marketing costs that Vanguard expects to derive from their operations.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Developed Markets and Total International Stock Index Funds receive advisory services indirectly, by investing in other funds.) As of April 30, 2002, Vanguard served as adviser for about $414 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


     For the fiscal year ended October 31, 2001, and the six-month period ended April 30, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                                                                              26
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds (for the Developed Markets Index and Total International Stock. Index Funds only). Distributions generally occur in December.

     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

27

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Developed Markets and Total International Stock Index Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended October 31, 2001, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the six-month period ended April 30, 2002, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Investor Shares as an example. The Investor Shares began the fiscal period ended April 30, 2002, with a net asset value (price) of $19.50 per share. During the period, each Investor Share earned $0.16 from investment income (interest and dividends) and $0.89 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.44 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $20.11, reflecting earnings of $1.05 per share and distributions of $0.44 per share. This was an increase of $0.61 per share (from $19.50 at the beginning of the period to $20.11 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 5.44% for the period.

As of April 30, 2002, the Investor Shares had $4.5 billion in net assets. For the period, the annualized expense ratio was 0.32% ($3.20 per $1,000 of net assets), and the annualized net investment income amounted to 1.68% of average net assets. The Fund sold and replaced securities valued at an annualized rate of 14% of its net assets.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months   Jan. 1 to            Year Ended December 31,
For a Share Outstanding                              Ended    Oct. 31,   -------------------------------------------
Throughout Each Period                       Apr. 30, 2002*       2001**    2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $19.50     $25.99     $28.82    $25.28   $20.13   $16.57  $14.02
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .16        .37       .335       .50      .41      .38     .34
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     .89     (6.85)    (2.692)      3.69     5.40     3.63    2.63
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.05     (6.48)    (2.357)      4.19     5.81     4.01    2.97
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.44)      (.01)     (.423)     (.50)    (.52)    (.37)   (.36)
  Distributions from Realized Capital Gains             --         --     (.050)     (.15)    (.14)    (.08)   (.06)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.44)      (.01)     (.473)     (.65)    (.66)    (.45)   (.42)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $20.11     $19.50     $25.99    $28.82   $25.28   $20.13  $16.57
====================================================================================================================
Total Return+                                       5.44%    -24.94%     -8.18%    16.62%   28.86%   24.23%  21.26%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $4,504     $4,165     $5,611    $6,106   $4,479   $2,432  $1,595
  Ratio of Total Expenses to
    Average Net Assets                             0.32%++    0.30%++      0.29%     0.29%    0.29%    0.31%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          1.68%++    2.08%++      1.64%     1.99%    1.97%    2.19%   2.45%
  Portfolio Turnover Rate                            14%++         3%         8%        7%       7%       3%      4%
====================================================================================================================

*Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 1.0% from 1996 through November 2, 1997. ++Annualized.

29



PACIFIC STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002*   2001**        2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $6.79      $8.95     $12.22    $ 7.84    $7.72   $10.51  $11.50
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .032        .07       .077       .08     .085      .09     .10
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .240     (2.23)    (3.222)      4.39     .100   (2.79)  (1.00)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .272     (2.16)    (3.145)      4.47     .185   (2.70)   (.90)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.03      $6.79     $ 8.95    $12.22    $7.84   $ 7.72  $10.51
====================================================================================================================
Total Return+                                        4.06%    -24.13%    -25.74%    57.05%    2.41%  -25.67%  -7.82%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $1,485     $1,389     $1,823    $2,526   $1,033     $827    $978
  Ratio of Total Expenses to
    Average Net Assets                             0.38%++    0.37%++      0.38%     0.37%    0.40%    0.35%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          0.98%++    1.06%++      0.68%     0.95%    1.17%    1.03%   0.89%
  Portfolio Turnover Rate                            23%++         2%         6%        6%       4%       8%      9%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Total return figures do not reflect the purchase fee (0.5% from January 1, 1997, through March 31, 2000; 1.0% in 1996).
++Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002*      2001**     2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $7.28      $8.84     $12.50    $ 7.91    $9.98   $12.28  $10.75
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .08        .19       .141       .24      .27      .24     .18
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    2.11     (1.74)    (3.583)      4.62   (2.08)   (2.31)    1.52
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  2.19     (1.55)    (3.442)      4.86   (1.81)   (2.07)    1.70
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.27      $7.28     $ 8.84    $12.50    $7.91   $ 9.98  $12.28
====================================================================================================================
Total Return+                                       30.46%    -17.55%    -27.56%    61.57%  -18.12%  -16.82%  15.83%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                $985       $770       $913    $1,138     $577     $660    $637
  Ratio of Total Expenses to
    Average Net Assets                             0.58%++    0.60%++      0.59%     0.58%    0.61%    0.57%   0.60%
  Ratio of Net Investment Income
    to Average Net Assets                          1.84%++    2.69%++      1.51%     2.55%    2.99%    1.96%   1.69%
  Portfolio Turnover Rate                            77%++        23%        40%       22%      22%      19%      1%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Total return figures do not reflect the purchase fee (0.5% beginning April 1, 2000; 1.0% from November 3, 1997, through March 31, 2000; 1.5% from January 1, 1997, through November 2, 1997), the redemption fee (0.5% beginning April 1, 2000; 1.0% through March 31, 2000).
 ++Annualized.

31



DEVELOPED MARKETS INDEX FUND
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to         May 8+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.83                   $9.07            $10.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                .12                      --               .15
  Capital Gain Distributions Received                                   --                      --                --
  Net Realized and Unrealized Gain (Loss) on Investments               .22                  (2.24)             (.93)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   .34                  (2.24)             (.78)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                               (.12)                      --             (.15)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.12)                      --             (.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.05                   $6.83            $ 9.07
====================================================================================================================
Total Return                                                          5.01%                 -24.70%            -7.78%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $250                    $145               $99
  Ratio of Total Expenses to Average Net Assets--Note C                 0%                      0%                0%
  Ratio of Net Investment Income to Average Net Assets               1.55%                   0.04%++           1.66%++
  Portfolio Turnover Rate                                              2%++                     9%                8%
====================================================================================================================

 *Unaudited.
**Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Inception.
 ++Annualized.

TOTAL INTERNATIONAL STOCK INDEX FUND
====================================================================================================================
                                                Six Months  Jan. 1 to         Year Ended December 31,    Apr. 29+ to
For a Share Outstanding                              Ended   Oct. 31,     --------------------------------- Dec. 31,
Throughout Each Period                      Apr. 30, 2002*     2001**       2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $8.99     $11.83     $14.31    $11.19   $ 9.87   $10.14  $10.26
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .165         --        .20       .21      .21      .18    .150
  Capital Gain Distributions Received                   --         --        .01       .04      .02      .02    .015
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .490     (2.84)     (2.44)      3.09     1.31    (.28)  (.110)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .655     (2.84)     (2.23)      3.34     1.54    (.08)    .055
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.165)         --      (.20)     (.21)    (.21)    (.17)  (.160)
  Distributions from Realized Capital Gains             --         --      (.05)     (.01)    (.01)   ( .02)  (.015)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.165)         --      (.25)     (.22)    (.22)    (.19)  (.175)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.48     $ 8.99     $11.83    $14.31   $11.19   $ 9.87  $10.14
====================================================================================================================
Total Return++                                        7.34%    -24.01%    -15.61%    29.92%   15.60%   -0.77%   0.55%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $3,181     $2,732     $2,920    $2,570   $1,375     $903    $280
  Ratio of Total Expenses to
    Average Net Assets--Note C                          0%         0%         0%        0%       0%       0%      0%
  Ratio of Net Investment Income
    to Average Net Assets                            1.72%     0.05%y      1.68%     2.04%    2.18%    2.19%  1.51%y
  Portfolio Turnover Rate                              7%y         2%         3%        1%       2%       0%      0%
====================================================================================================================

 *Unaudited.
**The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+April 29, 1996 (inception) through December 31, 1996.
++Total return figures do not reflect the purchase fee (0.5% from November 3, 1997, through March 31, 2000; 0.75% from January 1, 1997, through November 2, 1997; 1.0% in 1996).
YAnnualized.

33

INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's
 Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard Funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund. Before making an exchange to or from another fund available in your plan, consider the following:


- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.




The Vanguard Group, Vanguard, PlainTalk, STAR, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE  MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                          [SHIP]
                                                       [THE VANGUARD GROUP LOGO]
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Developed Markets and Total International Stock Index Funds, which are legally a part of Vanguard/(R)/ STAR/(TM)/ Funds.

The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number:
811-5972 (811-3919 for
Developed Markets and Total
International Stock Index Funds)

                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I072 102002

VANGUARD (R) INTERNATIONAL STOCK INDEX FUNDS


ADMIRAL[TM] SHARES FOR PARTICIPANTS - Ocotber 14, 2002



This Prospectus contains the
financial data for the Funds
through the fiscal
period ended April 30, 2002.


STOCK
PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND

[PICTURE OF SHIP]

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminl offense.


THE VANGUARD GROUP[R]LOGO

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

ADMIRAL SHARES
PARTICIPANT PROSPECTUS
October 14, 2002


================================================================================
1    AN INTRODUCTION TO INDEX FUNDS
2    FUND PROFILES
   2 Vanguard European Stock Index Fund
   5 Vanguard Pacific Stock Index Fund
8    MORE ON THE FUNDS
13   THE FUNDS AND VANGUARD
14   INVESTMENT ADVISER
15   DIVIDENDS, CAPITAL GAINS, AND TAXES
15   SHARE PRICE
16   FINANCIAL HIGHLIGHTS
18   INVESTING WITH VANGUARD
19   ACCESSING FUND INFORMATION BY COMPUTER
GLOSSARY (inside back cover)
================================================================================

================================================================================
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

================================================================================

================================================================================
 SHARE CLASS OVERVIEW

This prospectus offers the Funds' Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
================================================================================

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock index funds (both U.S. and international), as well as bond and balanced index funds. This prospectus provides information about two Vanguard International Stock Index Funds. Each Fund seeks to track particular segments of the international stock market.

--------------------------------------------------------------------------------
FUND                                SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund  European stock markets
Vanguard Pacific Stock Index Fund   Australian and Far East stock markets
--------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) EUROPEAN STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization, as of April 30,
2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Both the bar chart and the table present information for the Fund's Investor Shares, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

3

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                        1992                    -3.32%
                        1993                    29.13%
                        1994                     1.88%
                        1995                    22.28%
                        1996                    21.26%
                        1997                    24.23%
                        1998                    28.86%
                        1999                    16.62%
                        2000                    -8.18%
                        2001                   -20.30%
              ----------------------------------------------------
     The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -4.00%.
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.37% (quarter ended March 31, 1998), and the lowest return for a quarter was -15.62% (quarter ended March 31, 2001).

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      -------------------------------------------------------------------------
                                              1 YEAR   5 YEARS     10 YEARS
      -------------------------------------------------------------------------
      Vanguard European Stock Index Fund
       Investor Shares                          -20.30%      6.44%       9.93%
      MSCI Europe Index                         -19.90       6.24        9.89
      -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.17%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.24%

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $25         $77       $135         $306
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         EuropeAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   579
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042809
Investor Shares--June 18, 1990
Admiral Shares--August 13, 2001          TICKER SYMBOL
                                         VEUSX
NET ASSETS (ALL SHARE CLASSES) AS OF
APRIL 30, 2002
$5.2 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--
VANGUARD(R) PACIFIC STOCK INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of April 30, 2002, Japan made up 75.1% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural - disasters.


- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION


The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Both the bar chart and the table present information for the Fund's Investor Shares, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

          ----------------------------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
          ----------------------------------------------------------------------
              SCALE -40% TO 80%
                           1992            -18.17%
                           1993             35.46%
                           1994             13.04%
                           1995              2.75%
                           1996             -7.82%
                           1997            -25.67%
                           1998              2.41%
                           1999             57.05%
                           2000            -25.74%
                           2001            -26.34%
          ----------------------------------------------------------------------
          The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 6.55%.
          ----------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 26.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.69% (quarter ended December 31, 1997).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR    5 YEARS      10 YEARS
                                             -----------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
 INVESTOR SHARES                                -26.34%     -8.14%      -2.50%

MSCI PACIFIC INDEX (reflects no deduction       -25.40%     -7.96%      -2.46%
 for fees, expenses, or taxes)
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.23%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.08%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.31%

7

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $32        $100       $174         $393
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         PacifAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   572
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922042700
Investor Shares--June 18, 1990
Admiral Shares--August 13, 2001          TICKER SYMBOL
                                         VPADX
NET ASSETS (ALL SHARE CLASSES) AS OF
APRIL 30, 2002
$1.7 billion
--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The Euro pean and Pacific Stock Index Funds employ this method of indexing.

SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,900 separate stocks as of April 30, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.

9

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  69.4%   36.1%    22.0%      15.5%
Worst                -23.4     0.4       4.4      11.0
Average               12.3    12.2      13.1      13.5
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the MSCI EAFE Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET     PACIFIC         EMERGING            U.S.
                                       MARKET         MARKETS**          MARKET
--------------------------------------------------------------------------------
1992                   -3.66%         -18.56%           11.40%             7.62%
1993                   29.88           36.21            74.84             10.08
1994                    2.72           12.76            -7.32              1.32
1995                   21.95            2.95            -0.01             37.58
1996                   21.09           -8.30            15.22             22.96
1997                   23.80          -25.87           -16.36             33.36
1998                   28.53            2.72           -18.39             28.58
1999                   15.89           56.65            60.88             21.04
2000                   -8.39          -25.78           -27.94             -9.10
2001                  -19.90          -25.40            -2.80            -11.89
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------


     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.


[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------


     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 38%, 13%, 11%, and 10%, respectively, of the MSCI Europe Index,

11


as of April 30, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.
     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 75% and Australian stocks constituted about 15% of the MSCI Pacific Index as of April 30, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.

SECURITY SELECTION
In seeking to track their target indexes, the European and Pacific Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.
     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 550 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization as of April 30, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.
     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 470 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 75.1% of the Index's market capitalization as of April 30, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the board of trustees. In any such instance, the substitute index would measure the same general markets as the current index.

[FlAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

13

- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
- Each Vanguard fund reserves the right to stop offering shares at any time. n Certain Vanguard funds charge purchase and/or redemption fees on transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of April 30, 2002, the average turnover rate for passively managed foreign index funds was approximately 23%; for all foreign stock funds, the average turnover rate was approximately 87%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

     The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. As of April 30, 2002, Vanguard served as adviser for about $414 billion assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


     For the fiscal year ended October 31, 2001, and the six-month period ended April 30, 2002, the advisory expenses of the European and Pacific Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

15

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------


SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Admiral Shares' financial performance for the period shown, and certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned or lost during the period on an investment in the Admiral Shares (assuming reinvestment of all dividend and capital gains distributions). The information for the period ended October 31, 2001, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the six-month period ended April 30, 2002, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.
     Because the reporting period for the Admiral Shares is so short, you may find the total return history of the Investor Shares (see the Funds' annual report) to be more relevant, taking into consideration a lower expense ratio for Admiral Shares.

17


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Admiral Shares as an example. The Admiral Shares began the fiscal period ended April 30, 2002, with a net asset value (price) of $45.77 per share. During the period, each Admiral share earned $0.38 from investment income (interest and dividends). and $2.10 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $1.04 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $47.21, reflecting earnings of $2.48 per share and distributions of $1.04 per share. This was an increase of $1.44 per share (from $45.77 at the beginning of the period to $47.21 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 5.47% for the period.

As of April 30, 2002, the Admiral Shares had $396 million in net assets. For the period, the annualized expense ratio was 0.24% ($2.40 per $1,000 of net assets), and the annualized net investment income amounted to 1.73% of average net assets. The Fund sold and replaced securities valued at an annualized rate of 14% of its net assets.
--------------------------------------------------------------------------------



EUROPEAN STOCK INDEX FUND ADMIRAL SHARES
------------------------------------------------------------------------------------------
                                                     Six Months Ended          Aug. 13** to
                                                             Apr. 30,              Oct 31,
For a Share Outstanding Throughout Each Period                   2002*                2001+
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $45.77               $50.00
------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                           .38                  .12
  Net Realized and Unrealized Gain (Loss) on Investments         2.10               (4.35)
------------------------------------------------------------------------------------------
    Total from Investment Operations                             2.48               (4.23)
------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                         (1.04)                   --
  Distributions from Realized Capital Gains                        --                   --
------------------------------------------------------------------------------------------
    Total Distributions                                        (1.04)                   --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $47.21               $45.77
==========================================================================================
Total Return                                                    5.47%               -8.46%
==========================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                           $396                 $261
  Ratio of Total Expenses to Average Net Assets               0.24%++              0.25%++
  Ratio of Net Investment Income to Average Net Assets        1.73%++              0.70%++
  Portfolio Turnover Rate                                       14%++                 3%
==========================================================================================

 *Unaudited.
**Inception.
 +The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
 ++Annualized.

PACIFIC STOCK INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                          Six Months Ended             Aug. 13** to
                                                                  Apr. 30,                Oct. 31,
For a Share Outstanding Throughout Each Period                        2002*                   2001+
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $44.40                  $50.00
--------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .224                     .20
  Net Realized and Unrealized Gain (Loss) on Investments             1.561                  (5.80)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 1.785                  (5.60)
--------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.215)                      --
  Distributions from Realized Capital Gains                             --                      --
--------------------------------------------------------------------------------------------------
    Total Distributions                                             (.215)                      --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $45.97                  $44.40
==================================================================================================
Total Return                                                         4.07%                 -11.20%
==================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $117                     $80
  Ratio of Total Expenses to Average Net Assets                    0.31%++                 0.32%++
  Ratio of Net Investment Income to Average Net Assets             1.09%++                 2.05%++
  Portfolio Turnover Rate                                            23%++                      2%
==================================================================================================

 *Unaudited.
**Inception.
 +The Fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
 ++Annualized.

19

INVESTING WITH VANGUARD
One or both of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard Funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

     Before making an exchange to or from another fund available in your plan, consider the following:

- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER
VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.






The Vanguard Group, Vanguard, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 and S&P 500/(R)// /are trademarks of The McGraw-Hill Companies, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.



CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                               [SHIP]
                                                       [THE VANGUARD GROUP LOGO]
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about Vanguard European Stock Index Fund or Vanguard Pacific Index Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-5972


                                            (C) 2002 The  Vanguard  Group,  Inc.
                                                           All rights  reserved.
                                                Vanguard  Marketing Corporation,
                                                                    Distributor.

                                                                     I572 102002

VANGUARD (R) INTERNATIONAL STOCK INDEX FUNDS
INSTITUTIONAL SHARES


Ocotber 14, 2002



This Prospectus contains the
financial data for the Funds
through the fiscal
period ended April 30, 2002.


STOCK
PROSPECTUS

                                              VANGUARD EUROPEAN STOCK INDEX FUND
                                               VANGUARD PACIFIC STOCK INDEX FUND
                                      VANGUARD EMERGING MARKETS STOCK INDEX FUND
                             VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND


[PICTURE OF SHIP]

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminl offense.


THE VANGUARD GROUP[R]LOGO

VANGUARD INTERNATIONAL STOCK INDEX FUNDS

INSTITUTIONAL SHARES
PROSPECTUS
October 14, 2002

================================================================================
1    AN INTRODUCTION TO INDEX FUNDS
2    FUND PROFILES
     2 Vanguard European Stock Index Fund Institutional Shares
     5 Vanguard Pacific Stock Index Fund Institutional Shares
     7 Vanguard Emerging Markets Stock Index Fund Institutional Shares
    10 Vanguard Institutional Developed Markets Index Fund
13   MORE ON THE FUNDS
20   THE FUNDS AND VANGUARD
21   INVESTMENT ADVISER
21   DIVIDENDS, CAPITAL GAINS, AND TAXES
23   SHARE PRICE
24   FINANCIAL HIGHLIGHTS

27   INVESTING WITH VANGUARD
   27 Buying Shares
   28 Converting Shares
   29 Redeeming Shares
   31 Exchanging Shares
   32 Other Rules You Should Know
   34 Fund and Account Updates
   35 Contacting Vanguard

 GLOSSARY (inside back cover)
================================================================================


================================================================================
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

-------------------------------------------------------------------------------

================================================================================
 SHARE CLASS OVERVIEW

This prospectus offers the Funds' Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

A separate prospectus offers Investor Shares for all of the Vanguard International Stock Index Funds, the investor version of Vanguard Institutional Developed Markets Fund, and Admiral(TM)/ /Shares for the European and Pacific Stock Index Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock index funds (both U.S. and international), as well as bond and balanced index funds. This prospectus provides information about Vanguard International Stock Index Funds' Institutional Shares and Vanguard Institutional Developed Markets Index Fund. Each Fund seeks to track particular segments of the international stock market.


--------------------------------------------------------------------------------
FUND                                     SEEKS TO TRACK
-------------------------------------------------------------------------------
Vanguard European Stock Index Fund       European stock markets
Vanguard Pacific Stock Index Fund        Australian and Far East stock markets
Vanguard Emerging Markets Stock          15 emerging stock markets in Europe,
 Index Fund                               Asia, Africa, and Latin America
Vanguard Institutional Developed         European, Australian, and Far East
 Markets                                  stock markets
 Index Fund
-------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD(R) EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International (MSCI) Europe Index.

PRIMARY INVESTMENT STRATEGIES

The  Fund  employs  a  "passively  managed"--or  index--investment  approach  by investing all, or substantially all, of its assets in the common stocks included in the MSCI Europe Index. The MSCI Europe Index is made up of approximately 550 common stocks of companies located in 16 European countries--mostly those in the United Kingdom, France, Switzerland, and Germany (which made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization, as of April 30, 2002). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, Europe--will be hurt by political upheaval, financial troubles, or natural disasters.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in their first full calendar year.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURN-INSTITUTIONAL SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%

                        2001                   -20.22%
              ----------------------------------------------------

          The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -3.90%.
              -----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 9.53% (quarter ended December 31, 2001), and the lowest return for a quarter was -15.61% (quarter ended March 31, 2001).


     The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of its target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                  1 YEAR       SINCE INCEPTION*
                                             ----------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes                              -20.22%              -14.51%
 Return After Taxes on Distributions              -20.89               -15.25
 Return After Taxes on Distributions and          -12.26               -11.78
  Sale of Fund Shares
MSCI EUROPE INDEX (reflects no deduction
 for fees, expenses, or taxes)                   -19.90%              -14.23%
-------------------------------------------------------------------------------
*May 15, 2000.
-------------------------------------------------------------------------------

4


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.12%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.07%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.19%


     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $19         $61       $107         $243
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 MINIMUM INITIAL INVESTMENT
Distributed annually in December            $10 million

INVESTMENT ADVISER                          NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,      EuroInst
since inception
                                            VANGUARD FUND NUMBER
INCEPTION DATE                              235
June 18, 1990; Institutional Shares added
May 15, 2000                                CUSIP NUMBER
                                            922042502
NET ASSETS (ALL SHARE CLASSES) AS OF
APRIL 30, 2002                              TICKER SYMBOL
$5.2 billion                                VESIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the MSCI Pacific Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of April 30, 2002, Japan made up 75.1% of the Index's market capitalization.) For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's
     - securities markets. The Index's, and therefore the Fund's, heavy exposure to Japan involves a higher degree of country risk than that of more geographically diversified international funds.
- Regional risk, which is the chance that an entire region--namely, the Pacific region--will be hurt by political upheaval, financial troubles, or natural - disasters.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in their first full calendar year.


             ----------------------------------------------------
                    ANNUAL TOTAL RETURN-INSTITUTIONAL SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                        2001                   -26.27%
              ----------------------------------------------------

          The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 6.55%.

            ----------------------------------------------------

6


     During the periods shown in the bar chart, the highest return for a calendar quarter was 0.98% (quarter ended June 30, 2001), and the lowest return for a quarter was -18.25% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of its target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                  1 YEAR       SINCE INCEPTION*
                                             ----------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes                              -26.27%              -26.68%
 Return After Taxes on Distributions              -26.37               -26.97
 Return After Taxes on Distributions and          -15.93               -20.98
  Sale of Fund Shares
MSCI PACIFIC INDEX (reflects no deduction
 for fees, expenses,  or taxes)                   -25.40%              -26.12%
-------------------------------------------------------------------------------
*May 15, 2000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.19%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.08%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.27%

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $28         $87       $152         $343
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                MINIMUM INITIAL INVESTMENT
Distributed annually in December           $10 million

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     PacInst
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             237
June 18, 1990; Institutional Shares added
May 15, 2000                               CUSIP NUMBER
                                           922042403
NET ASSETS (ALL SHARE CLASSES) AS OF
APRIL 30, 2002                             TICKER SYMBOL
$1.7 billion                                VPKIX
--------------------------------------------------------------------------------




FUND PROFILE--VANGUARD(R) EMERGING MARKETS

STOCK INDEX FUND INSTITUTIONAL SHARES


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Select Emerging Markets Free Index.*
*The designation "Free" in the name of the Index refers to the securities that the Index tracks. Some countries restrict foreign investment in certain industries, so the Index includes only stocks that can be bought freely by a fund.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the Select Emerging Markets Free Index. The Select Emerging Markets Free Index includes approximately 480 common stocks of companies located in emerging markets around the world. As of April 30, 2002, the largest markets covered in the Index were South Korea, Taiwan, South Africa, Mexico, and Brazil (which made up 20%,19%, 17%, 12%, and 11%, respectively, of the Index's market capitalization). Other countries represented in the Index include Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and Turkey. MSCI administers the Select Emerging Markets Free Index exclusively for Vanguard. For more information about passive management, see "Advantages of Index Funds" and "Indexing Methods" under MORE ON THE FUNDS.

8

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high for funds that focus on emerging markets. The Index's, and therefore the Fund's, heavy exposure to South Korea, Taiwan, South Africa, Mexico, and Brazil involves a higher degree of country risk than that of more geographically diversified international funds.


- Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.
- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.




              ----------------------------------------------------
                         ANNUAL TOTAL RETURN-INSTITUTIONAL SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                           2001   -2.74%
             ----------------------------------------------------
          If applicable shareholder fees were reflected, returns would be less than those shown. The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was 1.31%.
            ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 25.53% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.92% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of a relevant market index and the
Fund's target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.




--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2001
                                                          1 YEAR           SINCE
                                                                      INCEPTION*
                                               ---------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                          -3.69%     -14.93%
 Return After Taxes on Distributions                          -4.56      -15.90
 Return After Taxes on Distributions and Sale                 -2.12      -12.24
  of Fund Shares
--------------------------------------------------------------------------------
MSCI EMERGING MARKETS FREE INDEX                              -2.37%     -17.27%
(reflects no deduction for fees,
 expenses, or taxes)
SELECT EMERGING MARKETS FREE INDEX (FORMER CALCULATIONS)**
(reflects no deduction for fees, expenses, or taxes)          -2.77      -14.42
SELECT EMERGING MARKETS FREE INDEX CURRENT CALCULATIONS)+
 (reflects no deduction for fees, expenses, or taxes)         -2.80      -14.44
--------------------------------------------------------------------------------
*June 22, 2000.
**Consisted of stocks that could be bought free of  restrictions  in 15 emerging markets in Europe, Asia, Africa, and Latin America.  This index was administered by MSCI exclusively for Vanguard.
+ Consists  of stocks  that can be bought  free of  restrictions  in 15 emerging markets in Europe,  Asia,  Africa,  and Latin America (95%) and a cash component
(5%) based on the Lipper Money Market Average.  The stock component of the Index is  administered  by MSCI  exclusively  for  Vanguard.  The Lipper  Money Market
Average   is  an   appropriate   benchmark   for  the  Fund's   cash   position.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                      0.5%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                    0.5%**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.27%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.42%

     *The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains. **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds and retained by the Fund.

10

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $145        $241       $346         $655
-------------------------------------------------

     You would pay the following expenses if you do not redeem your shares (the difference being that the Fund's 0.5% redemption fee would not apply to any of the periods below, as it would to those above):

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $93        $184       $284         $577
-------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              MINIMUM INITIAL INVESTMENT
Distributed annually in December         $10 million

INVESTMENT ADVISER                       NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,   EmergInst
since inception
                                         VANGUARD FUND NUMBER
INCEPTION DATE                           239
May 4, 1994; Institutional Shares added
June 22, 2000                            CUSIP NUMBER
                                         922042601
NET ASSETS (ALL SHARE CLASSES) AS OF
APRIL 30, 2002                           TICKER SYMBOL
$1.1 billion                             VEMIX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) INSTITUTIONAL

DEVELOPED MARKETS INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the MSCI Europe, Australasia, Far East (EAFE) Index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passively managed"--or index--investment approach. The Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together make up the MSCI EAFE Index.

The Fund allocates all, or substantially all, of its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. The MSCI EAFE Index includes approximately 1,020 common stocks of companies located in Europe, Australia, Asia, and the Far East. For more information about passive management, see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

-    Country risk,  which is the chance that domestic  events--such as political
     upheaval,   financial  troubles,  or  a  natural  disaster--will  weaken  a country's securities markets.

- Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
- Investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year.
     ----------------------------------------------------
                         ANNUAL TOTAL RETURN-INSTITUTIONAL SHARES
              ----------------------------------------------------
              SCALE -40% TO 80%
                           2001   -22.06%
             -----------------------------------------------------

          The Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2002, was -1.16%.

      ----------------------------------------------------



     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.24% (quarter ended December 31, 2001), and the lowest return for a quarter was -14.04% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Fund compare with those of its target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

12


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                   1 YEAR      SINCE INCEPTION*
                                             ----------------------------------
VANGUARD INSTITUTIONAL DEVELOPED MARKETS
INDEX FUND
 Return Before Taxes                               -22.06%             -19.18%
 Return After Taxes on Distributions               -22.63              -19.89
 Return After Taxes on Distributions and           -13.43              -15.45
  Sale of Fund Shares
MSCI EAFE INDEX (reflects no deduction for         -21.44%             -18.65%
 fees, expenses, or taxes)
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None
      Exchange Fee:                                                       None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Total Annual Fund Operating Expenses:                             None*

     *Although the Institutional Developed Markets Index Fund is not expected to incur any net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Fund invests. See THE FUNDS AND VANGUARD. The Fund's annualized indirect expense ratio, based on its underlying investments, was 0.21% as of April 30, 2002.





     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $22         $68       $118         $268
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      MINIMUM INITIAL INVESTMENT
Distributed annually in December                 $10 million

INVESTMENT ADVISER                               NEWSPAPER ABBREVIATION
The Fund does not employ an investment adviser,  DevMktInst
but benefits from the investment advisory
services provided to the underlying Vanguard     VANGUARD FUND NUMBER
funds in which it invests.                       234

INCEPTION DATE                                   CUSIP NUMBER
June 1, 2000                                     921909800

NET ASSETS AS OF APRIL 30, 2002                  TICKER SYMBOL
$273 million                                     VIDMX
--------------------------------------------------------------------------------



MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

14
INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportions as represented in the index itself. For example, if 5% of the Standard & Poor's 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index. The European, Pacific, and Emerging Markets Stock Index Funds employ this method of indexing.


     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,900 separate stocks as of April 30, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors and other characteristics. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.


     "FUND OF FUNDS" METHOD. Yet another indexing approach is to invest in other index funds that seek to track subsets of a target index. The Institutional Developed Markets Index Fund uses this "fund of funds" approach, which can be very cost-effective and efficient. For example, the Institutional Developed Markets Index Fund seeks to track the performance of the MSCI EAFE Index by investing in two Vanguard funds--the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares. These funds have the respective objectives of tracking the MSCI Europe Index and the MSCI Pacific Index, which together constitute the MSCI EAFE Index. The Institutional Developed Markets Index Fund allocates its assets between the European Stock Index Fund Institutional Shares and the Pacific Stock Index Fund Institutional Shares based on the market capitalization of European and Pacific stocks in the MSCI EAFE Index. Institutional Developed Markets Index Fund is considered nondiversified because it invests in only two underlying funds. However, both underlying funds are diversified, and invest their assets in many securities.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                "FUND OF FUNDS"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.
--------------------------------------------------------------------------------

MARKET EXPOSURE
To track their target indexes as closely as possible, the European and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks included in their particular indexes. The Emerging Markets Stock Index Fund normally invests about 95% of its assets in the foreign stocks of its target index, holding the remaining 5% in cash investments to meet

                                                                              15
shareholder redemptions. The Institutional Developed Markets Index Fund normally holds 100% of its assets in shares of its underlying funds.
     Because they invest mainly in foreign stocks, the Funds are subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------

[FlAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  69.4%   36.1%    22.0%      15.5%
Worst                -23.4     0.4       4.4      11.0
Average               12.3    12.2      13.1      13.5
----------------------------------------------------------
     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or these Funds in particular.

     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than those of the more developed markets included in the MSCI EAFE Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate

16

this  variability,  the
following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------

                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
                  EUROPEAN MARKET     PACIFIC         EMERGING            U.S.
                                       MARKET         MARKETS**          MARKET
--------------------------------------------------------------------------------
1992                  -3.66%         -18.56%           11.40%              7.62%
1993                  29.88           36.21            74.84              10.08
1994                   2.72           12.76            -7.32               1.32
1995                  21.95            2.95            -0.01              37.58
1996                  21.09           -8.30            15.22              22.96
1997                  23.80          -25.87           -16.36              33.36
1998                  28.53            2.72           -18.39              28.58
1999                  15.89           56.65            60.88              21.04
2000                  -8.39          -25.78           -27.94              -9.10
2001                 -19.90          -25.40            -2.80             -11.89
*European  market returns are measured by the MSCI Europe Index;  Pacific market returns are measured by the MSCI Pacific  Index;  emerging  markets  returns are measured by the Select Emerging  Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging  Markets Free Index was May 4, 1994;
returns  shown for 1992 to 1994 are measured by the MSCI  Emerging  Markets Free
Index.
--------------------------------------------------------------------------------

     Keep in mind, however, that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from these Funds in particular.


[FLAG] EACH FUND IS SUBJECT TO COUNTRY RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                 REGIONAL VERSUS BROAD INTERNATIONAL INVESTING

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share-price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, may offset losses from one country with gains from another at any given time).
--------------------------------------------------------------------------------

     EUROPEAN STOCK INDEX FUND. Stocks from the United Kingdom, France, Switzerland, and Germany constituted 38%, 13%, 11%, and 10%, respectively, of the MSCI Europe Index, as of April 30, 2002. Stocks from the remaining 12 countries have much less significant market-capitalization weightings in the Index and thus much less impact on the Fund's total return. The Fund's heavy exposure to just four countries involves a higher degree of country risk than that of more geographically diversified international funds.

     PACIFIC STOCK INDEX FUND. Japanese stocks constituted approximately 75% and Australian stocks constituted about 15% of the MSCI Pacific Index as of April 30, 2002. Therefore, Japanese and Australian stocks represent correspondingly large components of the Pacific Stock Index Fund's assets. The Fund's large investment in the Japanese stock market involves a higher degree of country risk than that of more geographically diversified international funds.
     EMERGING MARKETS STOCK INDEX FUND. As discussed previously, emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.
     INSTITUTIONAL DEVELOPED MARKETS INDEX FUND. As a fund of funds, the Institutional Developed Markets Index Fund invests all of its assets in Institutional Shares of the European and Pacific Stock Index Funds; indirectly, its country risk will proportionately mirror that of the European and Pacific Stock Index Funds.

SECURITY SELECTION
In seeking to track their target indexes, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds invest in portfolios of foreign stocks selected in a manner that mirrors the weightings of their target indexes. The Institutional Developed Markets Index Fund simply invests in the Institutional Shares of the European and Pacific Stock Index Funds. Under normal conditions, the Institutional Developed Market Index Fund will invest at least 80%, and usually all or substantially all, of its assets in these funds or other Vanguard funds that use an indexing strategy to invest in stocks of developed markets. Please see each Fund's "Primary Investment Strategies" for descriptions of the markets in which it invests.
     EUROPEAN STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Europe Index, which is made up of approximately 550 common stocks of companies located in 16 European countries. Four countries--the United Kingdom, France, Switzerland, and Germany--dominate the Index. These four countries made up 38%, 13%, 11%, and 10%, respectively, of the Index's market capitalization as of April 30, 2002. The other 12 countries--Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden--are much less significant to the Index and, consequently, to the Fund. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in European stocks.
     PACIFIC STOCK INDEX FUND. The Fund invests in the common stocks included in the MSCI Pacific Index, which is made up of approximately 470 common stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented 75.1% of the Index's market capitalization as of April 30, 2002. The other four countries represented in the Index are Australia, Hong Kong, Singapore, and New Zealand. Under normal conditions, the Fund will invest at least 80%, and usually all or substantially all, of its assets in Pacific stocks.
     EMERGING MARKETS STOCK INDEX FUND. The Fund invests in the common stocks included in the Select Emerging Markets Free Index, which is made up of approximately 480 common stocks of companies located in 15 emerging markets of Europe, Asia, Africa, and Latin America. Five countries--South Korea, Taiwan, South Africa, Mexico, and Brazil--collectively represent a majority of the Index, with 20%, 19%,

18

17%, 12%, and 11%, respectively, of the Index's market capitalization as of April 30, 2002. The other ten countries are Argentina, China, the Czech Republic, Hungary, Indonesia, Israel, the Philippines, Poland, Thailand, and
Turkey. The Index is called "select" because it is modeled on a larger index--the MSCI Emerging Markets Free Index--but with certain adjustments designed to reduce risk. As of April 30, 2002, the Select Index excluded certain countries found in the MSCI Emerging Markets Free Index--Chile, Colombia, India, Jordan, Malaysia, Pakistan, Peru, Russia, Sri Lanka, and Venezuela--because of concerns about liquidity, repatriation of capital, or entry barriers in those markets. MSCI administers the Select Index exclusively for Vanguard and periodically adjusts the list of included countries to keep pace with evolution in world markets. (Such adjustments are made on a forward-looking basis, so past performance of the Select Index always reflects actual country representation during the relevant period.) Under normal conditions, the Fund will invest at least 80%, and usually substantially all (about 95%), of its assets in stocks of emerging markets.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

PURCHASE AND REDEMPTION FEES
Some Vanguard index funds charge a purchase fee on purchases of their shares, including shares purchased by exchange from other Vanguard funds. Some Vanguard index funds also charge a redemption fee on the redemption of their shares. Funds incur trading costs when they invest new cash or sell securities to meet redemption requests; these costs run higher for funds that invest in small-company or international stocks. Purchase and redemption fees ensure that trading costs are borne by the shareholder responsible for the transaction. Without these fees, high trading costs would prevent some funds from tracking their target indexes so closely.
     At Vanguard, all purchase and redemption fees are paid directly to the fund itself (unlike sales charges or loads that non-Vanguard funds may impose to compensate their sales representatives). Purchases that result from reinvested dividends or capital gains are not subject to purchase fees.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval. Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the board of trustees. In any such instance, the substitute index would measure the same general markets as the current index.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may also invest in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a

                                                                              19
specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     Each Fund may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Funds' securities from falling in value during foreign market downswings. The Funds may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:


- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering  shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

20

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Because of this, the turnover rate for each Fund has been extremely low. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of April 30, 2002, the average turnover rate for passively managed foreign index funds was approximately 23%; for all foreign stock funds, the average turnover rate was approximately 87%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD

The Funds are offered by The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $540 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.
     The Vanguard Institutional Developed Markets Index Fund indirectly bears a proportionate share of the expenses of the underlying funds in which it invests. However, its direct expenses are expected to be very low or zero. The Institutional Developed Markets Index Fund may operate without incurring direct expenses because Vanguard will reimburse it for (i) its contributions to the cost of operating the underlying funds in which it invests,

                                                                              21
and (ii) savings in administrative and marketing costs that Vanguard expects to derive from its operation.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Quantitative Equity Group. (The Institutional Developed Markets Index Fund receives advisory services indirectly, by investing in other funds.) As of April 30, 2002, Vanguard served as adviser for about $414 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.


     For the fiscal year ended October 31, 2001, and the six-month period ended April 30, 2002, the advisory expenses of the European, Pacific, and Emerging Markets Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.


     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds (for the Institutional Developed Markets

22
Index Fund only). Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income or a capital gains distribution. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.


- Any distributions of net long-term capital gains distributions are taxable to - you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- The European, Pacific, and Emerging Markets Stock Index Funds each may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements. Because the Institutional Developed Markets Index Fund invests in foreign stocks indirectly through the European and Pacific Stock Index Funds, its investors are not able to take advantage of foreign tax credits or deductions. See your tax adviser or IRS publications for more information.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

                                                                              23
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the European, Pacific, and Emerging Markets Stock Index Funds is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. Net asset value per share for the Institutional Developed Markets Index Fund is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

24
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). The information for the periods ended October 31, 2001, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. The information for the six-month period ended April 30, 2002, has not been audited by independent accountants. You may have the annual report sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the European Stock Index Fund's Institutional Shares as an example. The Institutional Shares began the fiscal period ended April 30, 2002 with a net asset value (price) of $19.52 per share. During the period, each Institutional Share earned $0.167 from investment income (interest and dividends) and $0.892 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.459 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the period was $20.12, reflecting earnings of $1.059 per share and distributions of $0.459 per share. This was an increase of $0.60 per share (from $19.52 at the beginning of the period to $20.12 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 5.48% for the period.

As of April 30, 2002, the Institutional Shares had $348 million in net assets. For the period, the annualized expense ratio was 0.19% ($1.90 per $1,000 of net assets), and the annualized net investment income amounted to 1.79% of average net assets. The Fund sold and replaced securities valued at an annualized rate of 14% of its net assets.
--------------------------------------------------------------------------------


EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        May 15+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $19.52                  $25.99            $27.22
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .167                    .390              .172
  Net Realized and Unrealized Gain (Loss) on Investments              .892                 (6.848)            (.965)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 1.059                 (6.458)            (.793)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.459)                  (.012)            (.437)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.459)                  (.012)            (.437)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $20.12                  $19.52            $25.99
====================================================================================================================
Total Return                                                         5.48%                 -24.85%            -2.89%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $348                    $248              $284
  Ratio of Total Expenses to
    Average Net Assets                                             0.19%++                 0.20%++           0.20%++
  Ratio of Net Investment Income
    to Average Net Assets                                          1.79%++                 2.13%++           1.19%++
  Portfolio Turnover Rate                                            14%++                      3%                8%
====================================================================================================================

 *Unaudited.
**Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 +Inception.
++Annualized.

--------------------------------------------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        May 15+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.79                   $8.95            $11.10
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .038                     .08              .052
  Net Realized and Unrealized Gain (Loss) on Investments              .240                  (2.24)           (2.071)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  .278                  (2.16)           (2.019)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.038)                      --            (.131)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.038)                      --            (.131)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.03                   $6.79            $ 8.95
====================================================================================================================
Total Return                                                         4.15%                 -24.13%           -18.19%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $114                     $90              $102
  Ratio of Total Expenses to Average Net Assets                    0.27%++                 0.29%++           0.29%++
  Ratio of Net Investment Income to Average Net Assets             1.12%++                 1.18%++           0.79%++
  Portfolio Turnover Rate                                            23%++                      2%                6%
====================================================================================================================

  *Unaudited.
 **Fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
  +Inception.
 ++Annualized.

26


--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to       Jun. 22+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $7.29                   $8.84            $11.16
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .087                    .200              .021
  Net Realized and Unrealized Gain (Loss) on Investments             2.114                 (1.739)           (2.126)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 2.201                 (1.539)           (2.105)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.211)                  (.011)            (.215)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.211)                  (.011)            (.215)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.28                   $7.29            $ 8.84
====================================================================================================================
Total Return++                                                      30.59%                 -17.42%           -18.86%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                 $96                     $65               $19
  Ratio of Total Expenses to Average Net Assets                     0.42%Y                  0.45%Y            0.45%Y
  Ratio of Net Investment Income to Average Net Assets              2.03%Y                  2.75%Y            1.34%Y
  Portfolio Turnover Rate                                             77%Y                     23%               40%
====================================================================================================================

  *Unaudited.
**Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Inception.
 ++Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.
 YAnnualized.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        Jun. 1+ to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                       2002*                  2001**              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.78                   $9.01            $10.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .132                      --               .15
  Capital Gain Distributions Received                                   --                      --                --
  Net Realized and Unrealized Gain (Loss) on Investments              .210                  (2.23)             (.99)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  .342                  (2.23)             (.84)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.132)                      --             (.15)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.132)                      --             (.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $6.99                   $6.78            $ 9.01
====================================================================================================================
Total Return                                                         5.08%                 -24.75%            -8.38%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $273                    $206              $171
  Ratio of Total Expenses to Average Net Assets--Note C                 0%                      0%                0%
  Ratio of Net Investment Income to Average Net Assets               1.82%                 0.05%++           1.74%++
  Portfolio Turnover Rate                                             8%++                      3%                3%
====================================================================================================================

  *Unaudited.
**Fund's fiscal year-end changed from December 31 to October 31, effective
 October 31, 2001.
 +Inception.
 ++Annualized.

 INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.


                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD






BUYING SHARES

ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares and other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

PURCHASE FEES
Each Fund reserves the right to deduct purchase fees from all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:

28


 European Stock Index Fund Institutional Shares--None
 Pacific Stock Index Fund Institutional Shares--None
 Emerging Markets Stock Index Fund Institutional Shares--0.5%
 Institutional Developed Markets Index Fund--None

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.


PRICING OF SHARE CLASS CONVERSIONS

If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.


CONVERSIONS FROM INVESTOR SHARES OR ADMIRAL SHARES

You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance is at least $10 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may reclassify the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com/(R)/.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

REDEMPTION FEES
The Emerging Markets Stock Index Fund charges a 0.5% redemption fee on all shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other RulesYou Should Know.

^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's

30

other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day. Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.
     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND,
INTERNATIONAL EXPLORER/(TM)/ FUND, and GROWTH AND INCOME FUND, these limits generally are as follows:

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period.
- A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means).
-    Round trips must be at least 30 days apart.
- "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any

32


exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange privilege limitations of two funds, the stricter policy will apply to the transaction.



OTHER RULES YOU SHOULD KNOW


TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
- Ten-digit account number.
- Complete owner name and address.
- Primary Social Security or employer identification number.
- Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund,Balanced Index Fund, Calvert Social Index Fund, International Growth

Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
Each Fund (except Vanguard Institutional Developed Markets Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of

34

the Fund if the investor's account balance falls below the minimum initial investment.
     Vanguard Institutional Developed Markets Index Fund reserves the right to redeem an investor's shares if the investor's account balance falls below the minimum initial investment.
     Any such conversion or redemption will be preceded by written notice to the investor. No purchase or redemption fee will be imposed on share-class conversions.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single-category method, which is one of the methods established by the IRS.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Fund financial reports about Vanguard International Stock
Index Funds and Institutional Developed Markets Index Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.

To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
- Your best source of Vanguard news n For fund, account, and service information
- For most account transactions n For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

36

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please  use  the  specific  fund  number  when   contacting  us  about  Vanguard
International Stock Index Funds:
 Vanguard European Stock Index Fund Institutional Shares--235
 Vanguard Pacific Stock Index Fund Institutional Shares--237
 Vanguard Emerging Markets Stock Index Fund Institutional Shares--239
 Vanguard Institutional Developed Markets Index Fund--234


The Vanguard Group, Vanguard, Vanguard.com, PlainTalk, Vanguard Fund Express, Tele-Account, STAR, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.


CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                          [SHIP]
                                                       [THE VANGUARD GROUP LOGO]
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Funds. There is a separate SAI for Vanguard Institutional Developed Markets Index Fund, which is legally a part of Vanguard/(R)/ STAR/(TM)/ Funds.


The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a Client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number:
811-5972 (811-3919 for
InstitutionalDeveloped Markets
Index Fund).


                                               (C) 2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I235 092002

                                     PART B

                 VANGUARD/(R)/ INTERNATIONAL EQUITY INDEX FUNDS
                                  (THE TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 14, 2002



     This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated October 14, 2002). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:


                         INVESTOR INFORMATION DEPARTMENT


                              1-800-662-7447 (SHIP)


                                TABLE OF CONTENTS

                                                                PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
SHARE PRICE......................................................B-9
PURCHASE OF SHARES...............................................B-9
REDEMPTION OF SHARES.............................................B-10
MANAGEMENT OF THE FUNDS..........................................B-10
PORTFOLIO TRANSACTIONS...........................................B-16
TOTAL RETURN.....................................................B-17
FINANCIAL STATEMENTS.............................................B-21
COMPARATIVE INDEXES..............................................B-21

                            DESCRIPTION OF THE TRUST


ORGANIZATION


     The  Trust  was  organized  as a  Maryland  corporation  in  1989,  and was
reorganized  as  a  Delaware   business  trust  in  July  1998.   Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:



                                                     SHARE CLASSES
                                                     -------------
     FUND                                     INVESTOR   ADMIRAL   INSTITUTIONAL
     ----                                     --------   -------   -------------
 Vanguard/(R)/ European Stock Index Fund          Yes       Yes          Yes
 Vanguard/(R)/ Pacific Stock Index Fund           Yes       Yes          Yes
 Vanguard/(R)/ Emerging Markets Stock Index Fund  Yes        No          Yes
                   (individually, a Fund; collectively, the Funds)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each fund or share class may issue.

SERVICE PROVIDERS

     CUSTODIAN.  Brown  Brothers  Harriman & Co., 40 Water  Street,  Boston,  MA
02109, serves as the Funds' custodian. The custodian is responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the Funds' independent accountants. The accountants audit annual financial statements for the Funds and provide other related services.


     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of a Fund. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment of the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon written request of shareholders representing 10% or more of a fund's net assets, and to change any fundamental policy of the fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENTS. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES


     The following policies supplement the investment policies set forth in the Funds' Prospectuses.

     80% POLICY. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds will invest at least 80% of their net assets in the types of stocks connoted by their respective names. A Fund may change its 80% policy or indexing strategy only upon 60-days advance notice to shareholders. In applying the 80% policy, a Fund's net assets will include any borrowing for investment purposes.

     FOREIGN INVESTMENTS. Each Fund invests virtually all of its assets in foreign securities under normal circumstances. Investors should recognize that investing in securities of foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.
     Currency Risk. The stocks of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As such, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities.
     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.
     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.
     Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.
     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Funds.

     REPURCHASE AGREEMENTS. Each Fund, along with the other members of The Vanguard Group, may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan by the Fund collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they will be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.
     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.
     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.
     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES, AND SWAP AGREEMENTS. Each Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of remaining fully invested and reducing transaction costs.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Fund's trading of futures contracts and options is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. To the extent required by law, a fund will establish a segregated account containing liquid assets at least equal in value to the amount of any obligation assumed by the Fund under a futures contract.
     Each Fund will "under normal circumstances" invest at least 95% of its assets in stocks represented in its respective index. However, each Fund has given itself the flexibility to invest up to 50% of its assets in futures and options under other than normal circumstances. Any investment in futures and options over 20% of a Fund's assets would be made in emergency situations, for short-term purposes.
     Although most futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, the Funds will generally only utilize stock index contracts which are settled by a cash amount equal to the value of an explicit stock index (such as the Standard & Poor's 500 Stock Index) on the contract maturity date. In most cases, however, the contracts are closed out before the settlement date. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.
     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.
     Traders in futures contracts, in general, use the futures markets for one of two purposes: 1) to offset or hedge unfavorable changes in the value of securities otherwise held (or expected to be held) for investment purposes; or,
2) to profit from fluctuations in the financial instrument underlying the value of the futures contracts. In either case, futures contracts general offer a cost effective and efficient means to replicate exposure to various financial instruments. The Funds intend to use futures contracts to either simulate full (or near full) investment in stocks, while keeping cash on hand to meet shareholder redemptions, or to reduce transaction costs. A Fund will not utilize futures contracts to leverage its exposure to gains and losses to that above 100% of its assets.
     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of a Fund's portfolio. The Funds will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of all futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Funds upon sale of open futures contracts.
     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, under normal circumstances the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.
     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the Fund. Each fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the adviser does not believe that a Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.
     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation, particularly considering that futures contracts have set maturity dates (referred to as "expiration dates") while the underlying equity securities of the contract generally do not. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.
     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     Swap Agreements. Swap agreements are contracts in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                       FUNDAMENTAL INVESTMENT LIMITATIONS



     Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.


     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.


     ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts. Under normal circumstances, no more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

  INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities, entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Funds for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                                   SHARE PRICE

     Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

                               PURCHASE OF SHARES

     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and

(iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.
     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.
     No charge is made by the Fund for redemptions from the European and Pacific Funds. There is a 0.5% redemption fee charged for redemptions from the Emerging Markets Fund. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.
     The Funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.
     Vanguard, Vanguard Marketing Corporation, the Funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.



     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At October 31, 2001, and the six-month period ended April 30, 2002, each Fund had contributed capital to Vanguard representing 0.02%, for each period, of each Fund's net assets. The total amount contributed by the Funds was $1,367,000, and $1,410,000, respectively, which represented 1.37%, and 1.41%, of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities, and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.
     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets. Expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of each Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. Expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1999, 2000, the fiscal period January 1 through October 31, 2001, and the six-month period ended April 30, 2002, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.



                                                                                              SIX-MONTH PERIOD
    FUND                                           1999          2000  OCTOBER 31, 2001   ENDED APRIL 30, 2002
  -------                                   -----------  ------------  ----------------   --------------------
  European Stock Index Fund. . . . . . . .  $12,019,000   $13,960,000       $10,409,000             $6,199,000
  Pacific Stock Index Fund. . . . . . . .     5,173,000     7,526,000         4,640,000              2,380,000
  Emerging Markets Stock Index Fund. . . .    2,643,000     3,898,000         2,998,000              1,469,000




INVESTMENT ADVISORY SERVICES


     Investment advisory services to the Funds are provided on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal years ended December 31, 1999, 2000, the fiscal period January 1 through October 31, 2001, and the six-month period ended April 30, 2002, the Funds incurred expenses for investment advisory services of approximately the following amounts:


                                                                                              SIX-MONTH PERIOD
    FUND                                           1999          2000  OCTOBER 31, 2001   ENDED APRIL 30, 2002
  -------                                   -----------  ------------  ----------------   --------------------
    European Stock Index Fund. . . . . . . .    $87,000       $46,000           $43,000                $37,000
    Pacific Stock Index Fund. . . . . . . .      87,000        43,000            43,000                 37,000
    Emerging Markets Stock Index Fund. . . . .   87,000        46,000            42,000                 37,000




     Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. The board has a standing request that Vanguard provide the board with certain information the board has deemed important to evaluating the short- and long-term performance of each Fund's internalized management. This information includes monthly, quarterly, and annual performance analyses from Vanguard. Each Fund's portfolio managers meet with the board from time to time to discuss the management and performance of the Fund and respond to the board's questions concerning the Fund's performance.
     When considering whether to continue the internalized management structure of each Fund, the board does not identify any particular factor as controlling, and the following is not an exhaustive list of all matters considered. In connection with its approval of the internalized management structure of each Fund, the board considers the nature, extent, and quality of the services provided. The board also considers other material facts such as the fair market value of the services provided. Additional information is provided to the board detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.
     The board also reviews the investment performance of the Fund compared to a peer group of funds and an appropriate index or combination of indices, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for the Fund as considered by the board:

                                                                                                                      Advisory Fees
                                                                                                                   Expressed as an
                                                                                                                   Annual Effective
                                                One-Year            Five-Year       Ten-Year                            Rate of the
                                          Average Annual Return (Before Taxes) for Period Ended                      Fund's Average
                                                              April 30, 2002                     Expense Ratio           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND INVESTOR SHARES         -12.44%                5.38%          9.57%             0.32%+          Less than
                                                                                                                              0.01%
 Average European Region Fund*                    -12.60                 4.66           7.95              1.85++             0.69++
 MSCI Europe Index                                -12.22                 5.15           9.52                None               None

PACIFIC STOCK INDEX FUND INVESTOR SHARES          -20.35%               -5.30%          0.72%             0.38%+          Less than
                                                                                                                              0.01%
 Average Pacific Region Fund*                     -16.16                -3.52           1.89              2.23++             0.75++
 MSCI Pacific Index                               -17.77                -5.16           0.78                None               None

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES   6.62%              -3.82%           1.04%**           0.58%+          Less than
                                                                                                                              0.01%
 Average Emerging Markets Fund*                    11.36                -3.39           0.96**            2.14++             0.98++
 MSCI Emerging Markets Free Index                  10.32                -5.14          -0.87**              None               None
 Select Emerging Markets Free Index                 7.98                -3.73           0.26**              None               None

*Data provided by Lipper Inc.
**Returns are since inception.
+Annualized.
++For 2001.

     Based upon its most recent evaluation of the investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost, internalized management arrangements for each Fund, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

OFFICERS AND TRUSTEES

     The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John J. Brennan*             Chairman of the          May, 1987              Chairman of the Board, Chief Executive              109
(1954)                       Board, Chief                                    Officer, and Director(Trustee) of The
                             Executive Officer                               Vanguard Group, Inc. and each of the
                             and Trustee                                     investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis             Trustee                  January, 2001          The Partners of '63 (pro bono ventures in           109
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee
                                                                             of the Whitehead Institute for
                                                                             Biomedical Research.

Rajiv L. Gupta               Trustee                  December, 2001         Chairman and Chief Executive Officer                 87
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September, 1999), and Vice
                                                                             President (prior to September 1999) of
                                                                             Rohm and Haas Co. (chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication components);
                                                                             Board Member of American Chemistry Council;
                                                                             Trustee of Drexel University.

JoAnn Heffernan Heisen       Trustee                  July, 1998             Vice President, Chief Information Officer, and      109
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research

Burton G. Malkiel            Trustee                  May, 1977              Chemical Bank Chairman's Professor of               107
(1932)                                                                       Economics, Princeton University;  Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             (Ireland) Limited (Irish investment managementfirm)
                                                                             since November, 2001, Prudential Insurance Co. of
                                                                             America,  BKF Capital (investment management),
                                                                             The Jeffrey Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

Alfred M. Rankin, Jr.        Trustee                  January, 1993          Chairman, President, Chief Executive                109
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklift trucks/housewares/lignite);
                                                                             Director of Goodrich Corporporation
                                                                             (industrial products/aircraft systems and
                                                                             services).  Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, YEAR OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

J. Lawrence Wilson           Trustee                  April, 1985            Retired Chairman and Chief Executive                109
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products),
                                                                             and AmerisourceBergen Corp.
                                                                             (pharmaceutical distribution); Trustee of
                                                                             Vanderbilt University.

------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton*           Secretary                June, 2001             Managing Director and General Counsel               109
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).

Thomas J. Higgins*           Treasurer                July, 1998             Principal of The Vanguard Group, Inc.;              109
(1957)                                                                       Treasurer of each of the investment
                                                                             companies served by The Vanguard
                                                                             Group, Inc. (since July, 1998).

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to less than $200,000 since January 1, 1999. Vanguard's subscription rates are similar to those of other subscribers.

    Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during the Funds' last fiscal year.
- Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held one meeting during the - Funds' last fiscal year.
- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held one meeting during the Funds' last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

     All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee as of December 31, 2001. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                                                 DOLLAR RANGE OF   AGGREGATE DOLLAR
RANGE OF
NAME OF FUND                             NAME OF TRUSTEE           FUND SHARES       VANGUARD FUND SHARES
                                                                 OWNED BY TRUSTEE      OWNED BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND                John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel        Over $100,000          Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson       Over $100,000          Over $100,000


PACIFIC STOCK INDEX FUND                 John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel       $10,001-$50,000         Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson            None              Over $100,000


EMERGING MARKETS STOCK INDEX FUND        John J. Brennan          Over $100,000          Over $100,000
                                         Charles D. Ellis              None              Over $100,000
                                         Rajiv L. Gupta                None              Over $100,000
                                         JoAnn Heffernan Heisen        None              Over $100,000
                                         Burton G. Malkiel             None              Over $100,000
                                         Alfred M. Rankin, Jr.         None              Over $100,000
                                         J. Lawrence Wilson       Over $100,000          Over $100,000



TRUSTEE COMPENSATION

     The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the table appearing below), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               COMPENSATION TABLE


                                              PENSION OR RETIREMENT                              TOTAL COMPENSATION
                              AGGREGATE          BENEFITS ACCRUED         ACCRUED RETIREMENT     FROM ALL VANGUARD
                          COMPENSATION FROM      AS PART OF THESE             BENEFIT AT            FUNDS PAID TO
 NAMES OF TRUSTEES        THESE FUNDS/(1)/        FUNDS' EXPENSES/(1)/    JANUARY 1, 2001            TRUSTEES/(2)/
-----------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN.             None                  None                    None                         None
CHARLES D. ELLIS/(3)/        $1,286                N/A                     N/A                          $104,000
RAJIV L. GUPTA/(4)/          N/A                   N/A                     N/A                          N/A
JOANN HEFFERNAN HEISEN       1,286                 $150                    $23,607                      104,000
BRUCE K. MACLAURY/(5)/       1.346                 132                     78,176                       99,000
BURTON G. MALKIEL            1,292                 131                     90,680                       104,000
ALFRED M. RANKIN, JR.        1,286                 87                      46,267                       104,000
JAMES O. WELCH, JR./(5)/     1,286                 159                     97,720                       104,000
J. LAWRENCE WILSON           1,472                 59                      67,240                       119,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended October 31, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3)  Mr. Ellis joined the Funds' board, effective January 1, 2001.
(4)  Mr. Gupta joined the Funds' board, effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Funds' board, effective December 31, 2001.


                             PORTFOLIO TRANSACTIONS

     In placing portfolio transactions, each Fund uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Funds.

     For the fiscal years ended December 31, 1999, 2000, and the fiscal period January 1 through October 31, 2001, the Funds paid the following approximate amounts in brokerage commissions.


    FUND                                     1999        2000     OCTOBER 31, 2001
    ----                                     -----       -----    ----------------
    European Stock Index Fund. . .        $3,125,000  $2,259,000        $1,837,000
    Pacific Stock Index Fund. . .          1,003,000     455,000          $237,000
    Emerging Markets Stock Index Fund.     1,829,000   2,710,000        $1,541,000
     . . . . . . .

                                  TOTAL RETURN

     The Funds' average annual total return (both before and after taxes) for the one-, five-, and ten-year periods ended April 30, 2002, or since inception, are set forth below:

                               1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
 FUND                           4/30/2002       4/30/2002*       4/30/2002**
--------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
INVESTOR SHARES+
 Return Before Taxes               -12.44%           5.38%            9.57%
 Return After Taxes on             -13.12            4.65             8.81
  Distributions
 Return After Taxes on              -7.59            4.15             7.83
  Distributions and Sale of
  Fund Shares
EUROPEAN STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes               -12.31%         -12.52%             N/A
 Return After Taxes on             -13.02          -13.15              N/A
Distributions
 Return After Taxes on              -7.51          -10.12              N/A
Distributions and Sale of
Fund Shares
PACIFIC STOCK INDEX FUND
INVESTOR SHARES+
 Return Before Taxes               -20.35%          -5.30%            0.72%
 Return After Taxes on             -20.44           -5.57             0.40
Distributions
 Return After Taxes on             -12.44           -4.21             0.51
Distributions and Sale of
Fund Shares
PACIFIC STOCK INDEX FUND
INSTITUTIONAL SHARES
 Return Before Taxes               -20.27%         -19.98%             N/A
 Return After Taxes on             -20.38          -20.24              N/A
Distributions
 Return After Taxes on             -12.39          -15.70              N/A
Distributions and Sale of
Fund Shares
EMERGING MARKETS STOCK
INDEX FUND INVESTOR
SHARES++
 Return Before Taxes                 6.62%          -3.82%            1.04%
 Return After Taxes on               5.76           -4.67             0.32
Distributions
 Return After Taxes on               4.11           -3.37             0.53
Distributions and Sale of
Fund Shares
EMERGING MARKETS STOCK
INDEX FUND INSTITUTIONAL
SHARES++
 Return Before Taxes                 6.68%          -7.44%              NA
 Return After Taxes on               5.97           -8.31               NA
Distributions
 Return After Taxes on               4.27           -6.31               NA
Distributions and Sale of
Fund Shares

* Since inception: May 15, 2000, for European and Pacific Stock Index Funds Institutional Shares, and June 22, 2000, for Emerging Markets Stock Index Fund Institutional Shares.
** Since inception: May 4, 1994, for Emerging Markets Stock Index Fund Investor Shares.
+ Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee imposed on purchases prior to April 1, 2000.
++ Return figures do not reflect the annual account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the 0.5% transaction fee imposed on purchases and redemptions. ++Return figures reflect the 0.5% transaction fee imposed on purchases and redemptions.

  The Funds' transaction fees are as follows:


FUND                       PURCHASE FEES                        REDEMPTION FEES
----                       -------------                        ----------------
European Stock Index Fund. . . . . .None (beginning 4/1/2000)             None
                                    0.5% (from 11/3/1997 to 3/31/2000)
                                    1.0% (from 6/18/1990 to 11/2/1997)
Pacific Stock Index Fund. . . . . . None (beginning 4/1/2000)             None
                                    0.5% (from 1/1/1997 to 3/31/2000)
                                    1.0% (from 6/18/1990 to 12/31/1996)
Emerging Markets Stock Index Fund. .0.5% (beginning 4/1/2000)             0.5% (beginning 4/1/2000)
                                    1.0% (from 11/3/1997 to 3/31/2000)    1.0% (from 5/4/1994 to 3/31/2000)
                                    1.5% (from 1/1/1997 to 11/2/1997)
                                    2.0% (from 5/4/1994 to 12/31/1996)

AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.


AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

     Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/n - 1

  Where:

          T    =average annual total return P =a hypothetical initial investment of $1,000
          n    =number of years
          ERV  =ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fraction portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                               T = (ATVD/P)1/n - 1

  Where:

          T    =average annual total return (after taxes on distributions)
          P    =a hypothetical initial investment of $1,000
          n    =number of years
          ATVD =ending value of a  hypothetical  $1,000  investment  made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption
Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVDR/P)1/n - 1

  Where:

          T    =average  annual total return (after taxes on  distributions  and redemption)
          P    =a hypothetical initial investment of $1,000
          n    =number of years
          ATVDR=ending value of a  hypothetical  $1,000  investment  made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring  charges as  specified  by  Instruction  5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C    =cumulative total return
          P    =a hypothetical initial investment of $1,000

          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)/cd+1)6 - 1]

  Where:

               a    =dividends and interest earned during the period
               b    =expenses accrued for the period (net of reimbursements)
               c    =the average daily number of shares  outstanding  during the period that were entitled to receive dividends
               d    =the maximum offering price per share on the last day of the period


                              FINANCIAL STATEMENTS

     The Funds' Financial Statements as of and for the period January 1, 2001 through October 31, 2001, appearing in the Funds' 2001 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                               COMPARATIVE INDEXES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies. The funds may use one or more of the following unmanaged indexes for comparative performance purposes:

SELECT EMERGING MARKETS FREE INDEX--is an unpublished index which includes common stocks of companies located in 14 emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) INDEX--is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--a market value-weighted average of the performance of approximately 550 common stocks of companies located in 15 European countries.

MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--a market value-weighted average of the performance of approximately 400 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of 22 developing countries.

TOTAL INTERNATIONAL COMPOSITE INDEX--a Vanguard maintained index that combines the Morgan Stanley Capital International EAFE Index with the Select Emerging Markets Free Index on a market value-weighted basis.

FT-ACTUARIES WORLD INDEX--includes approximately 2,400 securities from 24 countries including the U.S.

FT-ACTUARIES EURO-PACIFIC INDEX--a subset of the FT Actuaries World Index, which excludes companies in the U.S., Canada, Mexico, and South Africa.

SALOMON-RUSSELL PRIMARY MARKET INDEX--consists of the approximately 700 largest stocks within 23 countries.

SALOMON-RUSSELL EXTENDED MARKET INDEX--consists of approximately 1,000 medium and small capitalization stocks from 23 countries.

SALOMON-RUSSELL BROAD MARKET INDEX--consists of all of the stocks within the Primary Market Index and the Extended Market Index.

RUSSELL UNIVERSE OF NON-U.S. EQUITY PORTFOLIOS--a universe of separate accounts and pooled funds available to U.S. investors, which invest in international equities.

RUSSELL UNIVERSE OF WORLD EQUITY PORTFOLIOS--a universe of equity-oriented global portfolios.

LIPPER INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities.

LIPPER DIVERSIFIED INTERNATIONAL UNIVERSE--a universe of mutual funds that invest in international equities from more than one country.

LIPPER INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper International Universe.

LIPPER DIVERSIFIED INTERNATIONAL AVERAGE--the average return of the portfolios included in the Lipper Diversified International Universe.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD AND POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD AND POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD AND POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.


WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.


WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

BARING  EMERGING  MARKETS  INDEX--a   diversified  index  of  approximately  250
relatively liquid stocks from 13 emerging market countries.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury and agency issues, and mortgage pass-through securities.

SHEARSON LEHMAN LONG-TERM TREASURY BOND INDEX--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of ten years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Credit A or Better Bond Index, 26% Standard & Poor's/Barra Value Index, 4.5% Standard & Poor's Utilities Index and 4.5% S&P Integrated Telecommunication Services Index).

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated Aa or Aaa.


                                                                   SAI072 102002

                                     PART C

                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                                OTHER INFORMATION


ITEM 23. EXHIBITS


(a)    Declaration of Trust*
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not Applicable
(e)    Investment Advisory Contract**
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan**
(o)    Not Applicable
(p)    Code of Ethics*

  * Filed herewith
 ** Filed previously


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 24th day of September, 2002.



                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER

--------------------------------------------------------------------------------
SIGNATURE                       TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      September 24, 2002
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D. ELLIS       Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
        Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA         Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
     Rajiv L. Gupta*

By:/S/ BURTON G. MALKIEL      Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.  Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ JAMES O. WELCH, JR.    Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*

By:/S/ J. LAWRENCE WILSON     Trustee                         September 24, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         September 24, 2002
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. See File Number 33-32216, filed on January 29, 2002. Incorporated by Reference.

                               INDEX TO EXHIBITS

Declaration of Trust. . . . . . . . . . . . . . . . . . . . . . . Ex-99.BA

Consent of Independent Accountants. . . . . . . . . . . . . . . . Ex-99.BJ

Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.BP